		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 99.5%			Internet & Direct Marketing Retail 15.3%

Communication Services 15.6%			Alibaba Group Holding, ADR (1)	305,500	55,738
			Amazon.com (1)	88,524	157,639
Entertainment 2.1%			Booking Holdings (1)	18,254	31,852
Activision Blizzard	2,533	115	Ctrip.com International, ADR (1)	43,899	1,918
Electronic Arts (1)	84,000	8,537
					247,147
Netflix (1)	71,197	25,386
			Multiline Retail 0.9%
		34,038
			Dollar General	121,196	14,459
Interactive Media & Services 13.5%
					14,459
Alphabet, Class A (1)	21,150	24,891
Alphabet, Class C (1)	59,105	69,349	Specialty Retail 0.9%
Facebook, Class A (1)	477,204	79,545	Ross Stores	143,486	13,359
IAC/InterActiveCorp (1)	32,200	6,766	Ulta Beauty (1)	5,300	1,848
Tencent Holdings (HKD)	800,700	36,822			15,207
		217,373	Textiles, Apparel & Luxury Goods 0.1%
Total Communication Services		251,411	V. F.	19,655	1,708

Consumer Discretionary 21.2%					1,708
			Total Consumer Discretionary		341,416
Auto Components 0.7%
			Consumer Staples 0.2%
Aptiv	133,232	10,591
		10,591	Beverages 0.0%

Automobiles 0.3%			Constellation Brands, Class A	1,000	175
Ferrari (2)	13,271	1,776			175
Tesla (1)(2)	8,844	2,475	Tobacco 0.2%
		4,251	Philip Morris International	35,522	3,140

Hotels, Restaurants & Leisure 3.0%					3,140
Domino's Pizza	2,579	666	Total Consumer Staples		3,315
Hilton Worldwide Holdings	87,824	7,299	Financials 4.9%
Marriott International, Class A	73,704	9,219
			Banks 0.1%
McDonald's	34,417	6,536
			Citigroup	15,677	975
Norwegian Cruise Line Holdings
(1)	51,633	2,838			975

Restaurant Brands International	83,725	5,451	Capital Markets 3.5%
Royal Caribbean Cruises	68,496	7,851
			Ameriprise Financial	496	63
Wynn Resorts	12,856	1,534
			Charles Schwab	251,350	10,748
Yum! Brands	66,721	6,659
			Goldman Sachs Group	400	77
		48,053	Intercontinental Exchange	138,888	10,575
			Moody's	1,800	326

		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Morgan Stanley	160,542	6,775	WellCare Health Plans (1)	29,241	7,888

Raymond James Financial	18,706	1,504			116,770

S&P Global	25,598	5,390	Life Sciences Tools & Services 1.3%
TD Ameritrade Holding	414,583	20,725
			Agilent Technologies	20,985	1,687
		56,183	Illumina (1)	1,081	336
Insurance 1.3%			Thermo Fisher Scientific	70,978	19,428

American International Group	37,624	1,620			21,451

Chubb	14,200	1,989	Pharmaceuticals 1.3%
Marsh & McLennan	34,460	3,236
			Elanco Animal Health (1)	80,247	2,573
Progressive	25,727	1,855
			Eli Lilly	107,419	13,939
Willis Towers Watson	73,835	12,969
			Merck	3,100	258
		21,669	Pfizer	48,384	2,055
Total Financials		78,827	Zoetis	17,500	1,762

Health Care 19.5%					20,587

Biotechnology 2.4%			Total Health Care		314,443
Alexion Pharmaceuticals (1)	78,234	10,575	Industrials & Business Services 8.7%

Celgene (1)	1,026	97	Aerospace & Defense 4.9%
Regeneron Pharmaceuticals (1)	5,400	2,217
			Boeing	154,680	58,998
Vertex Pharmaceuticals (1)	141,385	26,008
			Harris	47,287	7,552
		38,897	Northrop Grumman	44,118	11,894

Health Care Equipment & Supplies 7.2%					78,444

Abbott Laboratories	59,521	4,758	Airlines 0.5%
Becton Dickinson & Company	120,814	30,171
			American Airlines Group (2)	4,174	133
Boston Scientific (1)	4,000	153
			Delta Air Lines	35,100	1,813
Danaher	144,677	19,100
			United Continental Holdings (1)	73,998	5,903
Intuitive Surgical (1)	49,703	28,360
					7,849
Stryker	173,128	34,196

		116,738	Commercial Services & Supplies 0.1%
			Cintas	9,010	1,821
Health Care Providers & Services 7.3%
					1,821
Anthem	84,047	24,120
Centene (1)	131,736	6,995	Industrial Conglomerates 1.5%
Cigna	139,641	22,457	Honeywell International	62,850	9,988
HCA Healthcare	25,742	3,356	Roper Technologies	42,939	14,684
Humana	33,407	8,886			24,672

UnitedHealth Group	174,179	43,068	Machinery 0.5%
			Fortive	83,118	6,973

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Xylem	12,700	1,004	Semiconductors & Semiconductor Equipment 2.0%
		7,977	Analog Devices	7,300	768
Professional Services 0.1%			Broadcom	13,526	4,067
CoStar Group (1)	2,847	1,328	KLA-Tencor	6,600	788
IHS Markit (1)	8,607	468	Lam Research	2,379	426
		1,796	Maxim Integrated Products	117,866	6,267
			Microchip Technology (2)	7,583	629
Road & Rail 1.1%
			NVIDIA	43,020	7,725
Canadian Pacific Railway	27,161	5,596
			Texas Instruments	74,383	7,890
CSX	87,499	6,547
			Xilinx	30,206	3,830
JB Hunt Transport Services	5,000	506
Kansas City Southern	6,193	718			32,390
Norfolk Southern	6,156	1,151	Software 13.9%
Union Pacific	23,255	3,888	Intuit	116,904	30,560
		18,406	Microsoft	755,452	89,098
Total Industrials & Business Services		140,965	Salesforce.com (1)	195,379	30,942
			ServiceNow (1)	122,672	30,237
Information Technology 28.6%
			Splunk (1)(2)	93,089	11,599
Communications Equipment 0.1%			VMware, Class A	70,370	12,703
Motorola Solutions	8,299	1,165	Workday, Class A (1)	101,819	19,636
		1,165			224,775
Electronic Equipment, Instruments & Components 0.0%			Technology Hardware, Storage & Peripherals 0.2%
Corning	4,462	148	Apple	16,481	3,130
		148			3,130
IT Services 12.4%			Total Information Technology		461,179
ANT International, Class C			Materials 0.5%
Acquisition Date: 6/7/18,
Cost $2,803 (1)(3)(4)	499,643	2,803	Chemicals 0.4%
Automatic Data Processing	11,500	1,837	Air Products & Chemicals	12,276	2,344
Fidelity National Information			Sherwin-Williams	7,557	3,255
Services	94,084	10,641
					5,599
Fiserv (1)	181,838	16,053
FleetCor Technologies (1)	17,422	4,296	Containers & Packaging 0.1%
Global Payments	157,373	21,485	Ball	30,744	1,779
Mastercard, Class A	202,417	47,659			1,779
PayPal Holdings (1)	278,583	28,928	Total Materials		7,378
Visa, Class A	355,063	55,457
Worldpay, Class A (1)	91,737	10,412
		199,571

		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

			SHORT-TERM INVESTMENTS 0.4%
Real Estate 0.0%

Equity Real Estate Investment Trusts 0.0%			Money Market Funds 0.4%
American Tower, REIT	2,155	425	T. Rowe Price Government Reserve
			Fund, 2.49% (5)(6)	6,374,714	6,374
Total Real Estate		425
			Total Short-Term Investments
UTILITIES 0.3%			(Cost $6,374)		6,374
			SECURITIES LENDING COLLATERAL 0.5%
Electric Utilities 0.0%
NextEra Energy	2,360	456	Investments in a Pooled Account through Securities Lending
		456	Program with State Street Bank and Trust Company 0.5%
Multi-Utilities 0.3%			Short-Term Funds 0.5%
			T. Rowe Price Short-Term Fund,
Sempra Energy (2)	36,989	4,656	2.60% (5)(6)	750,080	7,501
		4,656	Total Investments in a Pooled Account
Total Utilities		5,112	through Securities Lending Program with
Total Common Stocks			State Street Bank and Trust Company		7,501
(Cost $877,329)		1,604,471	Total Securities Lending Collateral
			(Cost $7,501)		7,501

			Total Investments in Securities 100.4%
			(Cost $891,204)		$1,618,346
			Other Assets Less Liabilities (0.4)%		(5,938)
			Net Assets 100.0%
					1,612,408

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $2,803 and represents 0.2% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$39
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$39+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government Reserve Fund	$9,010		¤	¤ $	6,374
T. Rowe Price Short-Term Fund	847		¤	¤	7,501
					$13,875^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $39 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $13,875.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Blue Chip Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can

T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $0 for the period ended March 31, 2019.

($000 s)
	Beginning Balance		Gain (Loss) During	Ending Balance
	1/1/19		Period	3/31/19
Investment in Securities
Common Stocks	$2,803	$	— $	2,803

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.1%			Omnicom Group (2)	183	13
					255
Communication Services 10.0%
			Total Communication Services		1,980
Diversified Telecommunication Services 2.0%			Consumer Discretionary 10.1%
AT&T	6,052	190
CenturyLink	787	9	Auto Components 0.1%
Verizon Communications	3,433	203	Aptiv	216	17
		402	BorgWarner	163	6
Entertainment 1.9%					23
Activision Blizzard	629	29	Automobiles 0.4%
Electronic Arts (1)	245	25	Ford Motor	3,244	29
Fox, Class A (1)	290	11	General Motors	1,089	40
Fox, Class B (1)	134	5	Harley-Davidson (2)	138	5
Netflix (1)	363	129			74
Take-Two Interactive Software			Distributors 0.1%
(1)	89	8
Viacom, Class B	286	8	Genuine Parts	126	14
Walt Disney	1,451	161	LKQ (1)	275	8
		376			22
Interactive Media & Services 4.8%			Diversified Consumer Services 0.0%
Alphabet, Class A (1)	249	293	H&R Block (2)	163	4
Alphabet, Class C (1)	255	299			4
Facebook, Class A (1)	1,984	331	Hotels, Restaurants & Leisure 1.8%
TripAdvisor (1)(2)	85	4	Carnival	337	17
Twitter (1)	605	20	Chipotle Mexican Grill (1)	21	15
		947	Darden Restaurants	106	13
Media 1.3%			Hilton Worldwide Holdings	248	20
CBS, Class B	276	13	Marriott International, Class A	230	29
Charter Communications, Class			McDonald's	636	121
A (1)	144	50	MGM Resorts International	419	11
Comcast, Class A	3,748	150	Norwegian Cruise Line Holdings
Discovery, Class A (1)(2)	140	4	(1)	181	10
Discovery, Class C (1)	283	7	Royal Caribbean Cruises	139	16
DISH Network, Class A (1)	180	6	Starbucks	1,028	76
Interpublic Group	324	7	Wynn Resorts	78	9
News, Class A	284	4	Yum! Brands	258	26
News, Class B	120	1			363
			Household Durables 0.3%
			D.R. Horton	275	11

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Garmin	97	8	Tiffany (2)	87	9
Leggett & Platt	102	4	TJX	1,016	54
Lennar, Class A	233	12	Tractor Supply	105	10
Mohawk Industries (1)	58	7	Ulta Beauty (1)	47	16
Newell Brands (2)	369	6			467
PulteGroup	198	6	Textiles, Apparel & Luxury Goods 0.8%
Whirlpool	51	7	Capri Holdings (1)	125	6
		61	Hanesbrands	290	5
Internet & Direct Marketing Retail 3.6%			NIKE, Class B	1,053	89
Amazon.com (1)	343	611	PVH	62	8
Booking Holdings (1)	37	65	Ralph Lauren	50	6
eBay	735	27	Tapestry	231	7
Expedia Group	103	12	Under Armour, Class A (1)(2)	153	3
		715	Under Armour, Class C (1)(2)	140	3
Leisure Products 0.1%			VF	270	23
Hasbro	93	8			150
Mattel (1)(2)	316	4	Total Consumer Discretionary		1,993
		12	Consumer Staples 7.2%
Multiline Retail 0.5%			Beverages 1.8%
Dollar General	222	26	Brown-Forman, Class B	135	7
Dollar Tree (1)	199	21	Coca-Cola	3,197	150
Kohl's	140	10	Constellation Brands, Class A	138	24
Macy's	242	6	Molson Coors Brewing, Class B	151	9
Nordstrom (2)	100	4	Monster Beverage (1)	323	18
Target	434	35	PepsiCo	1,169	143
		102			351
Specialty Retail 2.4%			Food & Staples Retailing 1.4%
Advance Auto Parts	58	10	Costco Wholesale	363	88
AutoZone (1)	21	22	Kroger	658	16
Best Buy	195	14	Sysco	389	26
CarMax (1)(2)	139	10	Walgreens Boots Alliance	665	42
Foot Locker	100	6	Walmart	1,183	115
Gap (2)	173	5			287
Home Depot	935	179	Food Products 1.1%
L Brands	200	6
			Archer-Daniels-Midland	463	20
Lowe's	659	72
			Campbell Soup	159	6
O'Reilly Automotive (1)	65	25
			Conagra Brands	393	11
Ross Stores	309	29

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

General Mills	486	25	Oil, Gas & Consumable Fuels 4.9%
Hershey	121	14	Anadarko Petroleum	407	19
Hormel Foods (2)	219	10	Apache	302	10
JM Smucker	95	11	Cabot Oil & Gas	367	10
Kellogg	220	13	Chevron	1,579	194
Kraft Heinz	527	17	Cimarex Energy	81	6
Lamb Weston Holdings	123	9	Concho Resources	167	19
McCormick	100	15	ConocoPhillips	942	63
Mondelez International, Class A	1,201	60	Devon Energy	358	11
Tyson Foods, Class A	247	17	Diamondback Energy	128	13
		228	EOG Resources	483	46
Household Products 1.7%			Exxon Mobil	3,520	284
Church & Dwight	200	14	Hess	200	12
Clorox	106	17	HollyFrontier	129	6
Colgate-Palmolive	710	49	Kinder Morgan	1,585	32
Kimberly-Clark	286	36	Marathon Oil	687	11
Procter & Gamble	2,078	216	Marathon Petroleum	573	34
		332	Noble Energy	390	10
Personal Products 0.2%			Occidental Petroleum	625	41
			ONEOK	341	24
Coty, Class A	380	5
			Phillips 66	347	33
Estee Lauder, Class A	177	29
			Pioneer Natural Resources	143	22
		34	Valero Energy	348	30
Tobacco 1.0%			Williams	1,001	29
Altria Group	1,553	89			959
Philip Morris International	1,284	114	Total Energy		1,063
		203	Financials 12.6%
Total Consumer Staples		1,435
			Banks 5.3%
Energy 5.4%
			Bank of America	7,446	206
Energy Equipment & Services 0.5%			BB&T	632	29
Baker Hughes	411	11	Citigroup	1,954	122
Halliburton	740	22	Citizens Financial Group	380	12
Helmerich & Payne	83	5	Comerica	132	10
National Oilwell Varco	311	8	Fifth Third Bancorp	643	16
Schlumberger	1,156	50	First Republic Bank	131	13
TechnipFMC	350	8	Huntington Bancshares	908	12
		104	JPMorgan Chase	2,720	275
			KeyCorp	865	14

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

M&T Bank	116	18	Diversified Financial Services 1.7%
People's United Financial	330	5	Berkshire Hathaway, Class B (1)	1,616	324
PNC Financial Services Group	383	47	Jefferies Financial Group	200	4
Regions Financial	830	12
					328
SunTrust Banks	373	22
SVB Financial Group (1)	44	10	Insurance 2.3%
U.S. Bancorp	1,253	60	Aflac	630	31
Wells Fargo	3,397	164	Allstate	284	27
Zions Bancorp	167	8	American International Group	728	31
		1,055	Aon	199	34
			Arthur J. Gallagher	146	11
Capital Markets 2.6%			Assurant	40	4
Affiliated Managers Group	42	5	Brighthouse Financial (1)	98	4
Ameriprise Financial	113	14	Chubb	383	54
Bank of New York Mellon	730	37	Cincinnati Financial	128	11
BlackRock	100	43	Everest Re Group	32	7
Cboe Global Markets	88	8	Hartford Financial Services	296	15
Charles Schwab	995	43	Lincoln National	175	10
CME Group	296	49	Loews	222	11
E*TRADE Financial	204	9	Marsh & McLennan	418	39
Franklin Resources (2)	234	8	MetLife	813	35
Goldman Sachs Group	289	55	Principal Financial Group	228	11
Intercontinental Exchange	474	36	Progressive	483	35
Invesco	330	6	Prudential Financial	342	31
Moody's	143	26	The Travelers Companies	215	29
Morgan Stanley	1,089	46	Torchmark	80	7
MSCI	73	15	Unum Group	178	6
Nasdaq	98	9	Willis Towers Watson	108	19
Northern Trust	178	16
					462
Raymond James Financial	109	9
S&P Global	211	44	Total Financials		2,496
State Street	313	21	Health Care 14.4%
T. Rowe Price Group (3)	202	20	Biotechnology 2.3%
		519	AbbVie	1,225	99
Consumer Finance 0.7%			Alexion Pharmaceuticals (1)	186	25
American Express	577	63	Amgen	517	98
Capital One Financial	392	32	Biogen (1)	165	39
Discover Financial Services	274	20	Celgene (1)	576	55
Synchrony Financial	544	17	Gilead Sciences	1,066	69
		132	Incyte (1)	148	13

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Regeneron Pharmaceuticals (1)	64	26	UnitedHealth Group	796	197
Vertex Pharmaceuticals (1)	213	39	Universal Health Services, Class
		463	B	72	10
			WellCare Health Plans (1)	40	11
Health Care Equipment & Supplies 3.5%
					540
Abbott Laboratories	1,459	117
ABIOMED (1)	36	10	Health Care Technology 0.1%
Align Technology (1)	60	17	Cerner (1)	283	16
Baxter International	403	33			16
Becton Dickinson & Company	222	55	Life Sciences Tools & Services 1.0%
Boston Scientific (1)	1,143	44	Agilent Technologies	262	21
Cooper	41	12	Illumina (1)	120	37
Danaher	522	69	IQVIA Holdings (1)	130	19
DENTSPLY SIRONA	182	9	Mettler-Toledo International (1)	20	14
Edwards Lifesciences (1)	175	34	PerkinElmer	90	9
Hologic (1)	229	11	Thermo Fisher Scientific	333	91
IDEXX Laboratories (1)	69	15	Waters (1)	59	15
Intuitive Surgical (1)	95	54			206
Medtronic	1,109	101
ResMed	121	13	Pharmaceuticals 4.8%
Stryker	258	51	Allergan	265	39
Teleflex	37	11	Bristol-Myers Squibb	1,345	64
Varian Medical Systems (1)	75	11	Eli Lilly	716	93
Zimmer Biomet Holdings	173	22	Johnson & Johnson	2,213	309
			Merck	2,147	179
		689	Mylan (1)	432	12
Health Care Providers & Services 2.7%			Nektar Therapeutics (1)	138	5
AmerisourceBergen	130	10	Perrigo	102	5
Anthem	212	61	Pfizer	4,612	196
Cardinal Health	252	12	Zoetis	393	39
Centene (1)	338	18			941
Cigna	317	51	Total Health Care		2,855
CVS Health	1,068	57
DaVita (1)	101	5	Industrials & Business Services 9.4%
HCA Healthcare	222	29	Aerospace & Defense 2.6%
Henry Schein (1)	127	8	Arconic	348	7
Humana	112	30	Boeing	437	167
Laboratory Corp. of America			General Dynamics	225	38
Holdings (1)	80	12	Harris	101	16
McKesson	160	19	Huntington Ingalls Industries	34	7
Quest Diagnostics	116	10	L3 Technologies	66	14

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Lockheed Martin	206	62	Jacobs Engineering Group	101	8
Northrop Grumman	144	39	Quanta Services	130	5
Raytheon	238	43			17
Textron	204	10	Electrical Equipment 0.5%
TransDigm Group (1)	40	18	AMETEK	193	16
United Technologies	670	86	Eaton	361	29
		507	Emerson Electric	510	35
Air Freight & Logistics 0.6%			Rockwell Automation	99	17
CH Robinson Worldwide	110	10			97

Expeditors International ofWashington	147	11	Industrial Conglomerates 1.5%
FedEx	200	36	3 M	482	100
United Parcel Service, Class B	573	64	General Electric	7,195	72
		121	Honeywell International	609	97
			Roper Technologies	86	29
Airlines 0.4%
					298
Alaska Air Group	104	6
American Airlines Group	327	10	Machinery 1.5%
Delta Air Lines	519	27	Caterpillar	478	65
Southwest Airlines	412	22	Cummins	122	19
United Continental Holdings (1)	189	15	Deere	266	43
		80	Dover	124	12
			Flowserve	98	4
Building Products 0.3%			Fortive	240	20
A.O. Smith	123	6	Illinois Tool Works	256	37
Allegion	79	7	Ingersoll-Rand	204	22
Fortune Brands Home &			PACCAR	285	19
Security	120	6
Johnson Controls International	759	28	Parker-Hannifin	113	19
Masco	254	10	Pentair	133	6
			Snap-on	43	7
		57	Stanley Black & Decker	121	16
Commercial Services & Supplies 0.4%			Wabtec	107	8
Cintas	69	14	Xylem	146	12
Copart (1)	170	10			309
Republic Services	181	15
			Professional Services 0.3%
Rollins	123	5
Waste Management	324	34	Equifax	96	11
			IHS Markit (1)	290	16
		78	Nielsen Holdings	300	7
Construction & Engineering 0.1%			Robert Half International	100	6
Fluor	120	4

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Verisk Analytics	132	18	Cognizant Technology
		58	Solutions, Class A	475	34
			DXC Technology	233	15
Road & Rail 1.0%			Fidelity National Information
CSX	644	48	Services	272	31
JB Hunt Transport Services	69	7	Fiserv (1)(2)	328	29
Kansas City Southern	87	10	FleetCor Technologies (1)	73	18
Norfolk Southern	225	42	Gartner (1)	74	11
Union Pacific	601	101	Global Payments	131	18
		208	International Business Machines	739	104
Trading Companies & Distributors 0.2%			Jack Henry & Associates	63	9
Fastenal	236	15	Mastercard, Class A	752	177
United Rentals (1)	68	8	Paychex	265	21
W. W. Grainger	36	11	PayPal Holdings (1)	976	101
			Total System Services	135	13
		34	VeriSign (1)	86	16
Total Industrials & Business Services		1,864	Visa, Class A	1,454	227
Information Technology 21.0%			Western Union	367	7
Communications Equipment 1.2%					1,009
Arista Networks (1)	43	14	Semiconductors & Semiconductor Equipment 3.9%
Cisco Systems	3,657	197	Advanced Micro Devices (1)	736	19
F5 Networks (1)	50	8	Analog Devices	307	32
Juniper Networks	281	7	Applied Materials	803	32
Motorola Solutions	140	20	Broadcom	329	99
		246	Intel	3,736	201
Electronic Equipment, Instruments & Components 0.5%			KLA-Tencor	135	16
Amphenol, Class A	252	24	Lam Research	126	23
Corning	670	22	Maxim Integrated Products	239	13
FLIR Systems	110	5	Microchip Technology (2)	195	16
IPG Photonics (1)	30	5	Micron Technology (1)	928	38
Keysight Technologies (1)	155	13	NVIDIA	504	90
TE Connectivity	286	23	Qorvo (1)	98	7
			QUALCOMM	1,000	57
		92
			Skyworks Solutions	147	12
IT Services 5.1%			Texas Instruments	780	83
Accenture, Class A	530	93	Xilinx	210	27
Akamai Technologies (1)	138	10			765
Alliance Data Systems	38	7
Automatic Data Processing	360	58	Software 6.3%
Broadridge Financial Solutions	100	10	Adobe (1)	404	108

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
ANSYS (1)	68	12	PPG Industries	197	22
Autodesk (1)	182	28	Sherwin-Williams	68	29
Cadence Design Systems (1)	229	15			387
Citrix Systems	101	10	Construction Materials 0.1%
Fortinet (1)	121	10	Martin Marietta Materials (2)	52	11
Intuit	217	57	Vulcan Materials	112	13
Microsoft	6,378	752
Oracle	2,109	113			24
Red Hat (1)	150	27	Containers & Packaging 0.3%
salesforce.com (1)	632	100	Avery Dennison	72	8
Symantec	543	13	Ball	285	17
Synopsys (1)	119	14	International Paper	326	15
		1,259	Packaging Corp. of America	77	8
			Sealed Air	136	6
Technology Hardware, Storage & Peripherals 4.0%
			Westrock	215	8
Apple	3,722	707
Hewlett Packard Enterprise	1,187	18			62
HP	1,292	25	Metals & Mining 0.2%
NetApp	209	15	Freeport-McMoRan	1,177	15
Seagate Technology	209	10	Newmont Mining (2)	451	16
Western Digital	232	11	Nucor	255	15
Xerox	167	5			46
		791	Total Materials		519
Total Information Technology		4,162	Real Estate 3.1%
Materials 2.6%			Equity Real Estate Investment Trusts 3.0%
Chemicals 2.0%			Alexandria Real Estate Equities,
Air Products & Chemicals	182	35	REIT	92	13
Albemarle (2)	92	7	American Tower, REIT	364	72
			Apartment Investment &
Celanese	110	11	Management, Class A, REIT	124	6
CF Industries Holdings	185	8	AvalonBay Communities, REIT	118	24
DowDuPont	1,873	100	Boston Properties, REIT	133	18
Eastman Chemical	114	9	Crown Castle International, REIT	344	44
Ecolab	213	38	Digital Realty Trust, REIT	175	21
FMC	111	8	Duke Realty, REIT	289	9
International Flavors &			Equinix, REIT	69	31
Fragrances (2)	82	10
Linde	455	80	Equity Residential, REIT	309	23
LyondellBasell Industries, Class			Essex Property Trust, REIT	55	16
A	260	22	Extra Space Storage, REIT	106	11
Mosaic	280	8

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
Federal Realty Investment Trust,			PPL	601	19
REIT	57	8	Southern	850	44
HCP, REIT	380	12	Xcel Energy	424	24
Host Hotels & Resorts, REIT	590	11			391
Iron Mountain, REIT (2)	244	9
Kimco Realty, REIT	343	6	Gas Utilities 0.1%
Macerich, REIT (2)	81	4	Atmos Energy	100	11
Mid-America Apartment					11
Communities, REIT	91	10	Independent Power & Renewable Electricity Producers 0.1%
Prologis, REIT	516	37	AES	527	10
Public Storage, REIT	125	27	NRG Energy	247	10
Realty Income, REIT	243	18
Regency Centers, REIT	135	9			20
SBA Communications, REIT (1)	94	19	Multi-Utilities 1.1%
Simon Property Group, REIT	259	47	Ameren	204	15
SL Green Realty, REIT	71	6	CenterPoint Energy	415	13
UDR, REIT	237	11	CMS Energy	230	13
Ventas, REIT	289	18	Consolidated Edison	267	23
Vornado Realty Trust, REIT	139	9	Dominion Energy	664	51
Welltower, REIT	321	25	DTE Energy	146	18
Weyerhaeuser, REIT	635	17	NiSource	290	8
		591	Public Service Enterprise	424	25
			Sempra Energy	229	29
Real Estate Management & Development 0.1%
			WEC Energy Group	261	20
CBRE Group, Class A (1)	273	13
					215
		13
			Water Utilities 0.1%
Total Real Estate		604
			American Water Works	145	15
Utilities 3.3%					15
Electric Utilities 1.9%			Total Utilities		652
Alliant Energy	203	9	Total Common Stocks
American Electric Power	404	34	(Cost $7,935)		19,623
Duke Energy	604	54
Edison International	271	17	EQUITY MUTUAL FUNDS 0.2%
Entergy	158	15	iShares Core S&P 500 ETF	157	45
Evergy	218	13	Total Equity Mutual Funds
Eversource Energy	263	19	(Cost $41)		45
Exelon	802	40
FirstEnergy	418	17
NextEra Energy	397	77
Pinnacle West Capital	93	9

		T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.7%			SECURITIES LENDING COLLATERAL 0.8%

Money Market Funds 0.5%			Investments in a Pooled Account through Securities Lending
T. Rowe Price Government Reserve			Program with State Street Bank and Trust Company 0.8%
Fund,
2.49% (3)(4)	103,831	104	Short-Term Funds 0.8%
			T. Rowe Price Short-Term Fund,
		104	2.60% (3)(4)	15,639	156
U.S. Treasury Obligations 0.2%					156
U.S. Treasury Bills,			Total Investments in a Pooled Account
2.49%, 6/13/19 (5)	40,000	39	through Securities Lending Program with
		39	State Street Bank and Trust Company		156
Total Short-Term Investments			Total Securities Lending Collateral
(Cost $144)		143	(Cost $156)		156

Total Investments in Securities 100.8%

(Cost $8,276)	$19,967
Other Assets Less Liabilities (0.8)%	(158)
Net Assets 100.0%	$19,809

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Affiliated Companies
(4) Seven-day yield
(5) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts	6/19	142	$2
Net payments (receipts) of variation margin to date			(1)

Variation margin receivable (payable) on open futures
contracts			$1

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Group		$—		$1	$—
T. Rowe Price Government Reserve Fund		—		—	1
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$1	$1+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Group	$19$		— $	— $	20
T. Rowe Price Government Reserve Fund	350		¤	¤	104
T. Rowe Price Short-Term Fund	94		¤	¤	156
					$280^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $275.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$19,623$	— $	— $	19,623
Equity Mutual Funds	45	—	—	45
Short-Term Investments	104	39		143
Securities Lending Collateral	156	—	—	156
Total Securities	19,928	39	—	19,967
Futures Contracts	1	—	—	1
Total	$19,929$	39$	— $	19,968

		T. ROWE PRICE EQUITY INCOME PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 94.1%			Consumer Staples 7.5%
Communication Services 6.2%			Beverages 0.4%
Diversified Telecommunication Services 3.3%			PepsiCo	24,400	2,990
AT&T	110,707	3,472			2,990
CenturyLink	74,507	893	Food & Staples Retailing 1.0%
Telefonica (EUR)	438,218	3,671	Walmart	67,400	6,573
Verizon Communications	235,770	13,941			6,573
		21,977	Food Products 2.9%
Entertainment 1.0%			Archer-Daniels-Midland	21,700	936
Fox, Class C (1)	126,533	4,540	Conagra Brands	247,026	6,853
Walt Disney	20,316	2,256	Kellogg	21,600	1,239
		6,796	Tyson Foods, Class A	144,200	10,012
Media 1.9%					19,040
Comcast, Class A	189,472	7,575	Household Products 1.6%
News, Class A	368,700	4,587	Kimberly-Clark	85,900	10,643
		12,162			10,643
Total Communication Services		40,935	Personal Products 0.2%
Consumer Discretionary 2.5%			Coty, Class A	98,070	1,128
Auto Components 0.1%					1,128
Adient	43,920	569	Tobacco 1.4%
		569	Philip Morris International	102,300	9,042
Hotels, Restaurants & Leisure 1.0%					9,042
Las Vegas Sands	108,418	6,609	Total Consumer Staples		49,416
		6,609	Energy 9.9%
Leisure Products 0.5%			Oil, Gas & Consumable Fuels 9.9%
Mattel (1)	246,300	3,202	Chevron	51,220	6,309
		3,202	EQT	14,710	305
Multiline Retail 0.5%			Equitrans Midstream	44,968	979
Kohl's	48,900	3,363	Exxon Mobil	204,462	16,521
			Hess	100,300	6,041
		3,363
			Occidental Petroleum	105,800	7,004
Specialty Retail 0.4%			Pioneer Natural Resources	26,300	4,005
L Brands	97,800	2,697	TOTAL (EUR)	242,507	13,495
		2,697	TransCanada	240,200	10,795
Total Consumer Discretionary		16,440	Total Energy		65,454

		T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Financials 22.3%			Zimmer Biomet Holdings	8,700	1,111
					12,283
Banks 10.9%
Bank of America	13,475	372	Health Care Providers & Services 2.7%
Citigroup	79,000	4,915	Anthem	38,900	11,164
Fifth Third Bancorp	325,200	8,201	CVS Health	125,017	6,742
JPMorgan Chase	199,241	20,169			17,906
KeyCorp	80,562	1,269	Pharmaceuticals 6.7%
PNC Financial Services Group	52,900	6,489	Bristol-Myers Squibb	71,200	3,397
U.S. Bancorp	180,200	8,684	GlaxoSmithKline (GBP)	215,559	4,478
Wells Fargo	451,405	21,812	GlaxoSmithKline, ADR	37,300	1,559
		71,911	Johnson & Johnson	95,160	13,302
Capital Markets 4.6%			Merck	98,000	8,151
Ameriprise Financial	9,400	1,204	Pfizer	315,914	13,417
Bank of New York Mellon	50,100	2,526			44,304
Franklin Resources	177,900	5,896	Total Health Care		82,118
Morgan Stanley	254,900	10,757	Industrials & Business Services 11.6%
Northern Trust	21,200	1,917
State Street	127,600	8,397	Aerospace & Defense 3.7%
			Boeing	34,000	12,968
		30,697	Harris	67,350	10,757
Insurance 6.8%			Northrop Grumman	1,700	458
American International Group	203,596	8,767			24,183
Brighthouse Financial (1)	84,720	3,074
Chubb	79,523	11,140	Air Freight & Logistics 1.3%
Loews	149,652	7,173	United Parcel Service, Class B	80,279	8,971
Marsh & McLennan	26,700	2,507			8,971
MetLife	193,200	8,225	Airlines 1.3%
Willis Towers Watson	22,330	3,922	Alaska Air Group	72,916	4,092
		44,808	Delta Air Lines	57,700	2,980
Total Financials		147,416	Southwest Airlines	36,300	1,885
Health Care 12.4%					8,957
			Building Products 1.5%
Biotechnology 1.1%
			Johnson Controls International	264,080	9,755
Gilead Sciences	117,300	7,625
					9,755
		7,625
			Commercial Services & Supplies 0.6%
Health Care Equipment & Supplies 1.9%
			Stericycle (1)	73,802	4,016
Becton Dickinson & Company	9,500	2,373
Medtronic	96,611	8,799			4,016

.

		T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Electrical Equipment 0.8%			Technology Hardware, Storage & Peripherals 0.4%
Emerson Electric	56,000	3,834	Hewlett Packard Enterprise	75,800	1,169
nVent Electric	49,400	1,333	Western Digital	25,900	1,245
		5,167			2,414
Industrial Conglomerates 0.8%			Total Information Technology		50,853
General Electric	525,200	5,247	Materials 4.6%
		5,247	Chemicals 3.1%
Machinery 0.7%			Akzo Nobel (EUR)	11,374	1,010
Flowserve	6,895	311	CF Industries Holdings	131,600	5,380
Illinois Tool Works	7,000	1,005	DowDuPont	244,469	13,033
PACCAR	28,000	1,908	PPG Industries	7,300	824
Pentair	25,000	1,113			20,247
Wabtec	2,478	182	Construction Materials 0.3%
		4,519	Vulcan Materials	17,600	2,084
Professional Services 0.9%					2,084
Nielsen Holdings	244,829	5,795	Containers & Packaging 0.9%
		5,795	International Paper	132,053	6,110
Total Industrials & Business Services		76,610			6,110
Information Technology 7.7%			Metals & Mining 0.3%
Communications Equipment 1.9%			Nucor	26,700	1,558
Cisco Systems	227,900	12,304			1,558
		12,304	Total Materials		29,999
Electronic Equipment, Instruments & Components 0.1%			Real Estate 3.0%
TE Connectivity	11,700	945	Real Estate Investment Trusts 3.0%
		945	Equity Residential, REIT	84,300	6,349
Semiconductors & Semiconductor Equipment 3.3%			Rayonier, REIT	126,261	3,980
Applied Materials	89,900	3,565	SL Green Realty, REIT	42,034	3,780
NXP Semiconductors	15,000	1,326	Weyerhaeuser, REIT	224,206	5,906
QUALCOMM	205,800	11,737	Total Real Estate		20,015
Texas Instruments	47,342	5,022	Utilities 5.8%
		21,650
			Electric Utilities 3.9%
Software 2.0%
			Duke Energy	36,100	3,249
Microsoft	114,800	13,540
			Edison International	72,630	4,497
		13,540	Evergy	51,600	2,995
			PG&E (1)	27,656	492

.

		T. ROWE PRICE EQUITY INCOME PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Southern	281,300	14,538	Sempra Energy, Series B,

		25,771	6.75%, 7/15/21	9,767	1,038
					5,214
Multi-Utilities 1.9%
			Total Utilities		11,282
NiSource	348,546	9,989
			Total Convertible Preferred Stocks
Sempra Energy	21,146	2,662	(Cost $14,220)		16,977
		12,651
Total Utilities		38,422	CORPORATE BONDS 0.7%
Total Miscellaneous Common Stocks 0.6% (2)		3,863
			Corporate Bonds 0.5%
Total Common Stocks
(Cost $472,083)		621,541	Axa, 7.25%, 5/15/21 (3)	1,288,000	1,290
			Mattel, 6.75%, 12/31/25 (3)	2,277,000	2,240

CONVERTIBLE PREFERRED STOCKS 2.6%					3,530
			Total Miscellaneous Corporate Bonds 0.2% (2)		1,200
Health Care 0.9%
			Total Corporate Bonds
Health Care Equipment & Supplies 0.9%			(Cost $4,676)		4,730
Becton Dickinson & Company,
Series A, 6.125%, 5/1/20	91,525	5,695	SHORT-TERM INVESTMENTS 2.6%

Total Health Care		5,695
			Money Market Funds 2.6%
Utilities 1.7%			T. Rowe Price Government Reserve
			Fund, 2.49% (4)(5)	17,275,784	17,276
Electric Utilities 0.9%
			Total Short-Term Investments
NextEra Energy, 6.123%, 9/1/19	97,507	6,068	(Cost $17,276)		17,276
		6,068

Multi-Utilities 0.8%			Total Investments in Securities 100.0%

DTE Energy, 6.50%, 10/1/19	14,548	807	(Cost $508,255)		$660,524
Sempra Energy, Series A,			Other Assets Less Liabilities 0.0%		(167)
6.00%, 1/15/21	31,814	3,369	Net Assets 100%		$660,357

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $3,530 and represents 0.5% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$64+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
T. Rowe Price Government Reserve Fund	$10,148	¤	¤ $	17,276^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $64 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $17,276.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EQUITY INCOME PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE EQUITY INCOME PORTFOLIO

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$598,887$	22,654$	— $	621,541
Convertible Preferred Stocks	—	16,977	—	16,977
Corporate Bonds	—	4,730	—	4,730
Short-Term Investments	17,276	—	—	17,276
Total	$616,163$	44,361$	— $	660,524

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
March 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 98.4%			Corvus Pharmaceuticals (1)	26,399	106
			CytomX Therapeutics (1)	22,487	242
Biotechnology 30.4%			Denali Therapeutics (1)	17,700	411
Major Biotechnology 9.5%			Editas Medicine (1)	7,350	180
Alkermes (1)	28,182	1,028	Enanta Pharmaceuticals (1)	24,875	2,376
Amgen	29,743	5,651	Exelixis (1)	86,199	2,052
Array BioPharma (1)	154,061	3,756	Fate Therapeutics (1)	30,089	529
Biogen (1)	15,211	3,596	FibroGen (1)	38,167	2,074
Celgene (1)	67,206	6,340	Five Prime Therapeutics (1)	15,650	210
Exact Sciences (1)	39,900	3,456	G1 Therapeutics (1)	32,878	546
Neurocrine Biosciences (1)	64,697	5,700	Global Blood Therapeutics (1)	29,244	1,548
Seattle Genetics (1)	43,916	3,217	GlycoMimetics (1)	44,484	554
Vertex Pharmaceuticals (1)	123,166	22,656	Homology Medicines (1)	20,933	580
Zogenix (1)	42,700	2,349	ImmunoGen (1)	39,882	108
		57,749	Immunomedics (1)	136,504	2,622
			Incyte (1)	73,267	6,302
Other Biotechnology 20.9%
			Insmed (1)	80,089	2,328
ACADIA Pharmaceuticals (1)	119,709	3,214	Intra-Cellular Therapies (1)	11,000	134
Acceleron Pharma (1)	61,849	2,880	Ionis Pharmaceuticals (1)	52,761	4,283
Acerta Pharma, Class B,
Acquisition Date: 5/12/15,			Iovance Biotherapeutics (1)	82,453	784
Cost $203 (1)(2)(3)	8,013,195	641	Minerva Neurosciences (1)	40,633	319
Agios Pharmaceuticals (1)	31,413	2,118	Mirati Therapeutics (1)	14,700	1,077
Aimmune Therapeutics (1)	52,562	1,175	Moderna (1)	1,619	33
Alder Biopharmaceuticals (1)	119,012	1,625	Moderna, Acquisition Date:
Alexion Pharmaceuticals (1)	92,092	12,449	1/31/18, Cost $400 (3)	18,226	352
Allogene Therapeutics (1)	14,621	423	MyoKardia (1)	33,276	1,730
Allogene Therapeutics,			Myovant Sciences (1)	29,376	701
Acquisition Date: 9/5/18,			Nektar Therapeutics (1)	23,107	776
Cost $512 (3)	33,470	919	Novocure (1)	43,600	2,100
Alnylam Pharmaceuticals (1)	27,954	2,612	Regeneron Pharmaceuticals (1)	22,700	9,321
AnaptysBio (1)	11,910	870	REGENXBIO (1)	25,400	1,456
Ascendis Pharma, ADR (1)	49,984	5,883	Rhythm Pharmaceuticals (1)	9,748	267
Atara Biotherapeutics (1)	37,460	1,489	Rocket Pharmaceuticals (1)	18,348	322
Audentes Therapeutics (1)	19,653	767	RPI International Holdings
BeiGene, Acquisition Date:			Partnership, Acquisition Date:
4/21/15, Cost $— (3)	4	—	5/21/15, Cost $680 (2)(3)	5,765	894
BeiGene, ADR (1)	14,706	1,941	Sage Therapeutics (1)	87,220	13,872
BioMarin Pharmaceutical (1)	59,887	5,320	Sarepta Therapeutics (1)	60,044	7,157
Bluebird Bio (1)	31,729	4,992	TherapeuticsMD (1)	63,898	311
Blueprint Medicines (1)	36,699	2,938	Theravance Biopharma (1)	13,409	304

		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Tocagen (1)	19,482	212	Pfizer	410,500	17,434
Ultragenyx Pharmaceutical (1)	39,997	2,774	Roche Holding (CHF)	30,504	8,406
WaVe Life Sciences (1)	11,108	432			84,647
Xencor (1)	69,209	2,150	Specialty Pharmaceuticals 0.4%
Zai Lab, ADR (1)	9,438	279	Cara Therapeutics (1)	28,206	553
		127,064	GW Pharmaceuticals, ADR (1)	8,204	1,383
Total Biotechnology		184,813	Madrigal Pharmaceuticals (1)	3,566	447
Life Sciences 9.7%					2,383
Life Sciences 9.7%			Total Pharmaceuticals		87,038
Abcam (GBP)	65,489	970	Products & Devices 19.1%
Agilent Technologies	152,818	12,284	Implants 14.1%
Bruker	68,969	2,651	Align Technology (1)	6,326	1,799
Danaher	92,677	12,235	AtriCure (1)	29,600	793
GenMark Diagnostics (1)	111,027	787	Becton Dickinson & Company	107,610	26,873
Illumina (1)	13,364	4,152	Intuitive Surgical (1)	54,775	31,254
Mettler-Toledo International (1)	3,300	2,386	Stryker	84,891	16,768
Quanterix (1)	36,096	932	Teleflex	16,420	4,961
Quidel (1)	38,993	2,553	Verily Life Sciences, Series B,
Thermo Fisher Scientific	72,921	19,960	Acquisition Date: 1/23/19,
Total Life Sciences		58,910	Cost $643 (2)(3)	5,220	643
			Wright Medical Group (1)	92,281	2,902
Pharmaceuticals 14.3%
					85,993
European Major - Pharmaceuticals 0.0%			Other Products & Devices 5.0%
Zeneca, Acquisition Date:
7/18/13, Cost $0 (1)(2)(3)	12,799	8	Argenx, ADR (1)	35,871	4,478
		8	Cooper	18,986	5,623
			DexCom (1)	20,136	2,398
Major Pharmaceuticals 13.9%			Hologic (1)	148,565	7,191
Abeona Therapeutics (1)	34,983	257	ICU Medical (1)	13,678	3,274
Allergan	27,546	4,033	Insulet (1)	15,700	1,493
Amarin, ADR (1)	157,894	3,278	JAND, Class A, Acquisition
AstraZeneca, ADR	190,900	7,718	Date: 4/23/15 - 3/9/18,
Bristol-Myers Squibb	92,737	4,425	Cost $353 (1)(2)(3)	29,873	457
Chugai Pharmaceutical (JPY)	26,700	1,839	Lantheus Holdings (1)	43,766	1,071
Daiichi Sankyo (JPY)	65,500	3,025	Penumbra (1)	16,462	2,420
Eisai (JPY)	9,800	551	Shockwave Medical (1)	8,454	283
Eli Lilly	103,900	13,482
Ironwood Pharmaceuticals (1)	31,519	426
Merck	104,583	8,698
Novartis (CHF)	115,224	11,075

		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Shockwave Medical, Acquisition				PREFERRED STOCKS 0.2%
Date: 11/10/16 - 9/27/17,
Cost $712 (3)	57,763	1,837		Life Sciences 0.2%

		30,525		Life Sciences 0.2%
Total Products & Devices		116,518		Sartorius (EUR)(5)	9,410	1,617
Services 20.1%				Total Life Sciences		1,617
Other Services 1.5%				Total Preferred Stocks
Elanco Animal Health (1)	99,364	3,186		(Cost $1,374)		1,617
Guardant Health (1)	11,562	887
Guardant Health, Acquisition				CONVERTIBLE PREFERRED STOCKS 1.0%
Date 5/9/17, Cost $241 (3)	21,667	1,579
HTG Molecular Diagnostics (1)	74,012	185		Products & Devices 0.7%
West Pharmaceutical Services	31,100	3,427		Capital Equipment 0.0%
		9,264		Reflexion Medical, Series C,
				Acquisition Date: 4/3/18,
Payors 16.1%			Cost $	255 (1)(2)(3)	150,708	255
Anthem	62,184	17,846				255
Centene (1)	160,404	8,518
Cigna	81,789	13,153		Implants 0.5%
Humana	29,246	7,779		Becton Dickinson & Company,
				Series A, 6.125%, 5/1/20	18,082	1,125
Molina Healthcare (1)	26,691	3,789		Kardium, Series D,
UnitedHealth Group	161,033	39,817		Acquisition Date: 11/29/18,
WellCare Health Plans (1)	26,121	7,046	Cost $	391 (2)(3)	403,778	391
		97,948		Outset Medical, Series C,
				Acquisition Date: 4/19/17,
Providers 2.5%			Cost $	724 (1)(2)(3)	279,529	870
Acadia Healthcare (1)	35,784	1,049		Outset Medical, Series D,
				Acquisition Date: 8/20/18,
DaVita (1)	9,421	512	Cost $	503 (1)(2)(3)	161,707	503
HCA Healthcare	83,290	10,859
						2,889
Teladoc Health (1)	29,900	1,662
Universal Health Services, Class				Other Products & Devices 0.2%
B	9,425	1,261		JAND, Series D, Acquisition
			Date:	4/23/15, Cost $709
		15,343	(1)	(2)(3)	61,723	944
Total Services		122,555		JAND, Series E, Acquisition
Total Miscellaneous Common Stocks 4.8% (4)		29,435	Date:	3/9/18, Cost $43 (1)(2)(3)	2,753	42
Total Common Stocks						986
(Cost $381,347)		599,269		Total Products & Devices		4,130

		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Services 0.3%
			CONVERTIBLE BONDS 0.1%

Information & Data Technology 0.0%			Ironwood Pharmaceuticals,
Doximity, Series C,			2.25%, 6/15/22	696,000	770
Acquisition Date: 4/10/14,
Cost $219 (1)(2)(3)	45,378	294	Total Convertible Bonds
			(Cost $763)		770
		294	SHORT-TERM INVESTMENTS 0.3%
Other Services 0.3%
			Money Market Funds 0.3%
Tempus Labs, Series D,			T. Rowe Price Government Reserve
Acquisition Date: 3/16/18,			Fund, 2.49% (6)(7)	1,794,441	1,794
Cost $533 (1)(2)(3)	56,856	919
Tempus Labs, Series E,			Total Short-Term Investments
Acquisition Date: 8/23/18,			(Cost $1,794)		1,794
Cost $629 (1)(2)(3)	37,551	629

		1,548	Total Investments in Securities 100.0%

Total Services		1,842	(Cost $390,189)		$609,422
Total Convertible Preferred Stocks			Other Assets Less Liabilities (0.00%)		(290)
(Cost $4,911)		5,972	Net Assets 100.0%		$609,132

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $12,177 and represents 2.0% of net assets.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen

T.	ROWE PRICE HEALTH SCIENCES PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$12
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$12+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Government Reserve Fund	$4,050		¤	¤ $	1,794
T. Rowe Price Short-Term Fund	—		¤	¤	—
$1,794^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $12 of dividend income and $0 of interest income.
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,794.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Health Sciences Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$564,455$	32,171$	2,643$	599,269
Preferred Stocks	—	1,617	—	1,617
Convertible Preferred Stocks	—	1,125	4,847	5,972
Convertible Bonds	—	770	—	770
Short-Term Investments	1,794	—	—	1,794
Total	$566,249$	35,683$	7,490$	609,422

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $157,000 for the period ended March 31, 2019.

		Unrealized
($000 s)	Beginning	Gain (Loss)			Ending
	Balance	During	Total	Total	Balance
	1/1/19	Period	Purchases	Sales	3/31/19
Investments in Securities
Common Stocks	$1,911	$89	$643	$—	$2,643
Convertible Preferred
Stocks	5,573	(15)	—	(711)	4,847
Total Level 3	$7,484	$74	$643	$(711)	$7,490

		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value			Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 93.3%			CarMax (1)		23,000	1,605
			Michaels (1)		46,000	525
Communication Services 1.6%			O'Reilly Automotive (1)		8,000	3,107
Interactive Media & Services 1.6%			Tiffany		11,000	1,161
IAC/InterActiveCorp (1)	35,000	7,354	Ulta Beauty (1)		7,000	2,441
Zillow Group, Class A (1)	3,063	105				13,696
Zillow Group, Class C (1)	15,000	521	Textiles, Apparel & Luxury Goods 1.2%
Total Communication Services		7,980	Levi Strauss, Class A (1)		24,891	586
Consumer Discretionary 13.9%			Tapestry		161,000	5,231
Auto Components 1.2%						5,817
Aptiv	57,000	4,531	Total Consumer Discretionary			67,940
Visteon (1)	18,000	1,212	Consumer Staples 2.9%
		5,743	Food & Staples Retailing 1.5%
Automobiles 0.1%			Casey's General Stores		29,000	3,734
Ferrari	4,000	535	Kroger		69,000	1,698
		535	Sprouts Farmers Market (1)		93,000	2,003
Diversified Consumer Services 0.6%						7,435
ServiceMaster Global Holdings			Food Products 1.4%
(1)	62,000	2,896	Conagra Brands		108,000	2,996
		2,896	TreeHouse Foods (1)		54,000	3,486
Hotels, Restaurants & Leisure 5.9%						6,482
Aramark	54,000	1,596	Total Consumer Staples			13,917
Darden Restaurants	13,000	1,579	Energy 3.1%
Dunkin' Brands Group	38,000	2,854
Hilton Worldwide Holdings	38,000	3,158	Oil, Gas & Consumable Fuels 3.1%
Marriott International, Class A	27,000	3,377	Cabot Oil & Gas		107,000	2,793
MGM Resorts International	201,000	5,158	Centennial Resource
			Development, Class A (1)		81,000	712
Norwegian Cruise Line Holdings
(1)	130,000	7,145	Concho Resources		46,000	5,104
Vail Resorts	19,000	4,129	Continental Resources (1)		46,000	2,059
		28,996	Pioneer Natural Resources		23,000	3,503
			Venture Global LNG, Series B,
Multiline Retail 2.1%			Acquisition Date: 3/8/18,
Dollar General	49,000	5,846	Cost $60 (1)(2)(3)		20	104
Dollar Tree (1)	42,000	4,411	Venture Global LNG, Series C,
			Acquisition Date: 10/16/17 -
		10,257	3/8/18, Cost	$511 (1)(2)(3)	139	723
Specialty Retail 2.8%			Total Energy			14,998
Burlington Stores (1)	31,000	4,857

		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Financials 7.6%			ICU Medical (1)	9,000	2,154
			IDEXX Laboratories (1)	6,000	1,342
Banks 0.7%			Teleflex	40,000	12,086
Fifth Third Bancorp	77,000	1,942	West Pharmaceutical Services	23,000	2,535
Webster Financial	27,000	1,368
					39,961
		3,310
			Health Care Providers & Services 0.6%
Capital Markets 3.1%			Acadia Healthcare (1)	61,000	1,788
Cboe Global Markets	38,000	3,627	MEDNAX (1)	35,000	951
KKR, Class A	100,000	2,349
					2,739
MarketAxess Holdings	8,000	1,968
			Health Care Technology 0.1%
Oaktree Capital, Partnership	19,000	943
TD Ameritrade Holding	127,000	6,349	Veeva Systems, Class A (1)	5,000	634
		15,236			634

Consumer Finance 0.2%			Life Sciences Tools & Services 3.3%
SLM	115,000	1,140	Agilent Technologies	108,000	8,681
			Bruker	144,000	5,535
		1,140
			IQVIA Holdings (1)	15,000	2,158
Insurance 3.6%
					16,374
Assurant	27,000	2,562
			Pharmaceuticals 2.7%
Axis Capital Holdings	27,000	1,479
Fidelity National Financial	138,000	5,044	Amneal Pharmaceuticals (1)	113,000	1,601
Progressive	23,000	1,658	Catalent (1)	123,000	4,993
Willis Towers Watson	38,000	6,675	Elanco Animal Health (1)	115,000	3,688
			Perrigo	61,000	2,938
		17,418
					13,220
Total Financials		37,104
			Total Health Care		84,518
Health Care 17.3%
			Industrials & Business Services 19.0%
Biotechnology 2.4%
			Aerospace & Defense 4.3%
Alkermes (1)	92,000	3,357
Alnylam Pharmaceuticals (1)	17,000	1,589	BWX Technologies	49,000	2,430
Argenx, ADR (1)	8,000	999	Harris	54,000	8,624
Incyte (1)	27,000	2,322	L3 Technologies	8,000	1,651
Sage Therapeutics (1)	8,000	1,272	Textron	158,000	8,004
Seattle Genetics (1)	28,000	2,051			20,709
		11,590	Airlines 0.8%

Health Care Equipment & Supplies 8.2%			Alaska Air Group	22,000	1,235
Cooper	35,000	10,366	United Continental Holdings (1)	31,000	2,473
Exact Sciences (1)	23,000	1,992			3,708
Hologic (1)	196,000	9,486

		T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Building Products 0.7%			Information Technology 20.3%
Allegion	38,000	3,447
			Electronic Equipment, Instruments & Components 3.3%
		3,447	Cognex	9,000	458
Commercial Services & Supplies 1.1%			Coherent (1)	9,000	1,275
frontdoor (1)	38,000	1,308	Corning	154,000	5,097
KAR Auction Services	26,768	1,374	Keysight Technologies (1)	88,000	7,674
Waste Connections	31,000	2,746	National Instruments	35,000	1,553
		5,428			16,057
Electrical Equipment 1.2%			IT Services 6.6%
Sensata Technologies Holding			Black Knight (1)	46,000	2,507
(1)	131,000	5,898	CoreLogic (1)	95,000	3,540
		5,898	Fidelity National Information
Industrial Conglomerates 1.3%			Services	30,000	3,393
Roper Technologies	19,000	6,497	Fiserv (1)	62,000	5,473
			FleetCor Technologies (1)	19,000	4,685
		6,497
			Gartner (1)	15,000	2,275
Machinery 4.7%			Global Payments	19,000	2,594
Colfax (1)	96,000	2,849	Shopify, Class A (1)	5,000	1,033
Fortive	65,000	5,453	Worldpay, Class A (1)	57,000	6,470
Gardner Denver Holdings (1)	135,000	3,755
					31,970
IDEX	42,000	6,373
			Semiconductors & Semiconductor Equipment 5.1%
Xylem	58,000	4,584
			Entegris	35,000	1,249
		23,014
			Marvell Technology Group	176,000	3,501
Professional Services 3.9%			Maxim Integrated Products	58,000	3,084
CoStar Group (1)	8,000	3,731	Microchip Technology	115,000	9,540
Equifax	15,000	1,778	Skyworks Solutions	38,000	3,134
IHS Markit (1)	58,000	3,154	Xilinx	35,000	4,438
TransUnion	66,000	4,411
					24,946
Verisk Analytics	46,000	6,118
			Software 5.3%
		19,192
			Atlassian, Class A (1)	31,000	3,484
Road & Rail 1.0%			Ceridian HCM Holding (1)	26,594	1,364
JB Hunt Transport Services	30,000	3,038	DocuSign (1)	23,000	1,192
Kansas City Southern	15,536	1,802	Guidewire Software (1)	2,000	194
		4,840	Red Hat (1)	4,000	731
Total Industrials & Business Services		92,733	Splunk (1)	20,000	2,492
			SS&C Technologies Holdings	35,000	2,229
			Symantec	162,000	3,725
			Tableau Software, Class A (1)	26,000	3,309

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value				Shares	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Workday, Class A (1)	37,000	7,136	Multi	-Utilities 0.9%
		25,856		Sempra Energy		35,000	4,405
Total Information Technology		98,829					4,405
Materials 6.2%				Total Utilities			6,155
Chemicals 2.3%				Total Common Stocks
				(Cost $285,103)			454,847
Air Products & Chemicals	31,000	5,920
RPM International	65,000	3,772
				CONVERTIBLE PREFERRED STOCKS 0.7%
Valvoline	89,000	1,652
		11,344		Information Technology 0.3%
Construction Materials 0.5%				Internet Software & Services 0.2%
Martin Marietta Materials	11,000	2,213		Roofoods, Series F, Acquisition
		2,213	Date:	9/12/17, Cost	$662
			(1)	(2	)(3)	1,871	954
Containers & Packaging 2.9%							954
Avery Dennison	23,000	2,599
				Software 0.1%
Ball	142,000	8,216
				Slack Technologies, Series H,
Sealed Air	77,000	3,547		Acquisition Date: 8/17/18,
		14,362	Cost $	319 (1)(2)(3)		26,861	320
Metals & Mining 0.5%							320
Franco-Nevada	31,000	2,326		Total Information Technology			1,274
		2,326		Real Estate 0.4%
Total Materials		30,245		Real Estate Management & Development 0.4%
Real Estate 0.1%				WeWork, Series D-1, Acquisition
			Date:	12/9/14, Cost $362
Real Estate Management & Development 0.1%			(1)	(2)(3)		21,721	1,114
WeWork, Class A, Acquisition				WeWork, Series D-2, Acquisition
Date: 12/9/14 - 5/26/15, Cost			Date:	12/9/14, Cost $284
$121 (1)(2)(3)	8,345	428	(1)	(2)(3)		17,066	876
Total Real Estate		428		Total Real Estate			1,990
Utilities 1.3%				Total Convertible Preferred Stocks
				(Cost $1,627)			3,264
Gas Utilities 0.4%
Atmos Energy	17,000	1,750
		1,750

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 6.1%

Money Market Funds 6.1%
T. Rowe Price Treasury Reserve
Fund, 2.49% (4)(5)	29,724,393	29,724
Total Short-Term Investments
(Cost $29,724)		29,724

Total Investments in Securities	100.1%
(Cost $316,454)		$487,835
Other Assets Less Liabilities (0.1)%		(298)
Net Assets 100%		$487,537

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $4,519 and represents 0.9% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

ADR American Depositary Receipts

T.	ROWE PRICE MID-CAP GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized		Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Short-Term Fund		$—		$—	$	—++
T. Rowe Price Treasury Reserve Fund		—		—		154
Totals	$	—#		$—		$154+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	12/31/18	Cost		Cost		3/31/19
T. Rowe Price Short-Term Fund	$—		¤	¤		$—
T. Rowe Price Treasury Reserve Fund	26,785		¤	¤		29,724
$29,724^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $154 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,724.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

UNAUDITED

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$453,592	$—	$1,255	$454,847
Convertible Preferred Stocks	—	—	3,264	3,264
Short-Term Investments	29,724	—	—	29,724
Total	$483,316	$—	$4,519	$487,835

T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $(23,000) for the period ended March 31, 2019.

($000 s)	Beginning		Ending
	Balance	Gain (Loss)	Balance
	1/1/19	During Period	3/31/19
Investments in Securities
Common Stocks	$1,259	$(4)	$1,255
Convertible Preferred Stocks	3,283	(19)	3,264
Total Level 3	$4,542	$(23)	$4,519

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 95.5%			Internet & Direct Marketing Retail 6.2%
Communication Services 14.9%			Alibaba Group Holding, ADR (1)	9,900	1,805
			Amazon.com (1)	8,176	14,560
Entertainment 2.0%					16,365
Live Nation Entertainment (1)	23,697	1,506
Netflix (1)	8,669	3,091	Specialty Retail 0.8%
Walt Disney	5,500	611	Ross Stores	23,984	2,233
		5,208			2,233
			Total Consumer Discretionary		27,610
Interactive Media & Services 8.4%
Alphabet, Class C (1)	12,660	14,854	Consumer Staples 2.4%
Facebook, Class A (1)	44,202	7,368	Beverages 0.8%
		22,222	PepsiCo	18,295	2,242
Media 3.0%					2,242
Altice USA, Class A	81,712	1,755	Household Products 0.5%
Comcast, Class A	70,300	2,811	Kimberly-Clark	10,670	1,322
DISH Network, Class A (1)	49,900	1,581			1,322
Liberty Media - Liberty SiriusXM,
Class C (1)	44,306	1,694	Tobacco 1.1%
		7,841	Altria Group	49,750	2,857
Wireless Telecommunication Services 1.5%					2,857
T-Mobile (1)	59,662	4,123	Total Consumer Staples		6,421
		4,123	Energy 0.7%
Total Communication Services		39,394	Oil, Gas & Consumable Fuels 0.7%
Consumer Discretionary 10.4%			EOG Resources	20,500	1,951
Hotels, Restaurants & Leisure 2.8%			Total Energy		1,951
Galaxy Entertainment Group			Financials 3.1%
(HKD)	144,000	982
Marriott International, Class A	13,265	1,659	Capital Markets 2.6%
McDonald's	10,480	1,990	Cboe Global Markets	14,425	1,377
MGM Resorts International	52,751	1,354	Charles Schwab	34,896	1,492
Yum! Brands	15,475	1,545	MarketAxess Holdings	6,927	1,705
			Nasdaq	17,279	1,512
		7,530	TD Ameritrade Holding	15,929	796
Household Durables 0.6%					6,882
Gree Electric Appliances of
Zhuhai (CNH)	211,100	1,482	Consumer Finance 0.5%
		1,482	SLM	131,017	1,298
					1,298
			Total Financials		8,180

T.	ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Health Care 14.6%			Fortune Brands Home &
			Security	74,290	3,537
Biotechnology 1.0%					5,124
Argenx, ADR (1)	4,763	595	Industrial Conglomerates 1.6%
Regeneron Pharmaceuticals (1)	5,000	2,053	Honeywell International	12,565	1,997
		2,648	Roper Technologies	6,193	2,118
Health Care Equipment & Supplies 4.9%					4,115
Becton Dickinson & Company	22,721	5,674	Machinery 1.5%
Cooper	12,246	3,627	Middleby (1)	9,622	1,251
DexCom (1)	13,800	1,643	PACCAR	40,949	2,790
Intuitive Surgical (1)	3,684	2,102
					4,041
		13,046
			Professional Services 1.1%
Health Care Providers & Services 6.0%			Equifax	24,137	2,860
Anthem	6,384	1,832
					2,860
Cigna	12,518	2,013
HCA Healthcare	48,312	6,299	Road & Rail 1.2%
UnitedHealth Group	22,683	5,609	JB Hunt Transport Services	18,700	1,894
		15,753	Kansas City Southern	11,939	1,385
Health Care Technology 0.8%					3,279
Teladoc Health (1)	36,100	2,007	Total Industrials & Business Services		31,030
		2,007	Information Technology 32.9%
Pharmaceuticals 1.9%			Electronic Equipment, Instruments & Components 0.4%
Elanco Animal Health (1)	45,283	1,452	Hexagon, B Shares (SEK)	20,767	1,085
Eli Lilly	16,971	2,202			1,085
Pfizer	34,700	1,474	IT Services 13.0%
		5,128	Black Knight (1)	24,393	1,329
Total Health Care		38,582	Booz Allen Hamilton Holding	32,234	1,874
Industrials & Business Services 11.7%			EPAM Systems (1)	8,611	1,456
			Fidelity National Information
Aerospace & Defense 4.4%			Services	15,160	1,715
Boeing	13,934	5,315	FleetCor Technologies (1)	28,245	6,965
Northrop Grumman	17,275	4,657	Mastercard, Class A	33,106	7,795
Spirit AeroSystems Holdings,			PayPal Holdings (1)	47,300	4,912
Class A	17,900	1,639	StoneCo, Class A (1)	14,612	601
		11,611	Visa, Class A	49,095	7,668
Building Products 1.9%					34,315
Allegion	17,500	1,587	Semiconductors & Semiconductor Equipment 5.0%
			ASML Holding	8,300	1,561

T.	ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Maxim Integrated Products	46,466	2,470	Utilities 2.6%
NVIDIA	14,100	2,532
Texas Instruments	62,301	6,608	Electric Utilities 0.7%
		13,171	NextEra Energy	10,171	1,966
Software 12.1%					1,966
Ceridian HCM Holding (1)	47,442	2,434	Gas Utilities 0.6%
Intuit	4,213	1,101	Atmos Energy	15,582	1,604
Microsoft	113,302	13,363			1,604
salesforce.com (1)	5,637	893	Multi-Utilities 1.3%
Splunk (1)	33,469	4,170	Sempra Energy	27,213	3,425
SS&C Technologies Holdings	22,250	1,417			3,425
Symantec	202,608	4,658	Total Utilities		6,995
Tableau Software, Class A (1)	7,713	981
			Total Common Stocks
VMware, Class A	16,779	3,029	(Cost $175,389)		252,972
		32,046
Technology Hardware, Storage & Peripherals 2.4%			CONVERTIBLE PREFERRED STOCKS 0.1%
Apple	33,959	6,451	Utilities 0.1%
		6,451
Total Information Technology		87,068	Multi-Utilities 0.1%
			Sempra Energy, Series B,
Materials 0.6%			6.75%, 7/15/21	3,446	366
Chemicals 0.6%			Total Utilities		366
Sherwin-Williams	3,600	1,551	Total Convertible Preferred Stocks
			(Cost $345)		366
Total Materials		1,551
Real Estate 0.9%			SHORT-TERM INVESTMENTS 4.4%

Equity Real Estate Investment Trusts 0.9%			Money Market Funds 4.4%
JBG SMITH Properties, REIT	19,700	815	T. Rowe Price Government Reserve
MGM Growth Properties, Class			Fund, 2.49% (3)(4)	11,630,764	11,631
A, REIT	45,155	1,456	Total Short-Term Investments
Total Real Estate		2,271	(Cost $11,631)		11,631
Trusts & Funds 0.7%
			Total Investments in Securities 100.0%
Trusts & Mutual Funds 0.7%
			(Cost $187,365)		$264,969
Sprott Physical Gold Trust (1)(2)	183,600	1,919	Other Assets Less Liabilities —%		48
Total Trusts & Funds		1,919	Net Assets 100%		$265,017

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Organized as a closed-end management investment company.
(3) Seven-day yield

T.	ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona

T.	ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$49+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19

T. Rowe Price Government Reserve Fund	$5,725	¤	¤ $	11,631	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $49 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,631.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New America Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$249,423$	3,549$	— $	252,972
Convertible Preferred Stocks	—	366	—	366
Short-Term Investments	11,631	—	—	11,631
Total	$261,054$	3,915$	— $	264,969

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO
		March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 54.0%			Media 0.4%
Communication Services 4.8%			Cable One	119	117
			Comcast, Class A	2,524	101
Diversified Telecommunication Services 0.9%			CyberAgent (JPY)(2)	2,200	90
AT&T	151	5	Eutelsat Communications (EUR)	5,507	96
Iridium Communications (1)	750	20	Stroeer (EUR)	1,479	87
KT (KRW)	2,947	73	WPP (GBP)	14,104	149
Nippon Telegraph & Telephone
(JPY)	9,700	414			640
Telecom Italia (EUR)	116,932	66	Wireless Telecommunication Services 0.2%
Telefonica (EUR)	13,109	110	SoftBank Group (JPY)	1,200	117
Telefonica Deutschland Holding			Vodafone Group, ADR	12,209	222
(EUR)	39,501	124			339
Telstra (AUD)	11,787	28	Total Communication Services		8,550
Verizon Communications	13,600	804
			Consumer Discretionary 6.5%
		1,644
Entertainment 0.4%			Auto Components 0.5%
Activision Blizzard	126	6	Aisin Seiki (JPY)	1,700	61
Electronic Arts (1)	1,660	168	Aptiv	2,659	211
Fox, Class B (1)	1,360	49	Autoliv, SDR (SEK)	1,307	96
Netflix (1)	1,408	502	Gentherm (1)	911	34
Walt Disney	323	36	Knorr-Bremse (EUR)(1)	1,015	101
Zynga, Class A (1)	9,010	48	Magna International	3,450	168
		809	Stanley Electric (JPY)	3,100	83
			Sumitomo Rubber Industries
Interactive Media & Services 2.9%			(JPY)	4,000	48
Alphabet, Class A (1)	417	491	Veoneer, SDR (SEK)(1)	1,702	40
Alphabet, Class C (1)	1,157	1,358	Visteon (1)	403	27
Baidu, ADR (1)	566	93			869
Cargurus (1)	352	14	Automobiles 0.4%
Eventbrite, Class A (1)	149	3	BMW (EUR)	1,349	104
Facebook, Class A (1)	11,617	1,936	Ferrari	264	35
IAC/InterActiveCorp (1)	648	136	Honda Motor (JPY)	2,700	73
NAVER (KRW)	487	53	Suzuki Motor (JPY)	2,800	124
Tencent Holdings (HKD)	18,700	860	Tesla (1)	171	48
Yahoo Japan (JPY)	19,500	48	Toyota Motor (JPY)	5,100	301
YY, ADR (1)	1,497	126
					685
		5,118
			Diversified Consumer Services 0.1%
			American Public Education (1)	651	20

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Bright Horizons Family Solutions				Internet & Direct Marketing Retail 2.9%
(1)	372	47
Chegg (1)	772	30		A Place for Rover, Acquisition
			Date:	5/25/18, Cost: $- (1)(3)(4)	52	—
J2 Acquisition (1)	2,506	23		Alibaba Group Holding, ADR (1)	6,898	1,259
J2 Acquisition, Warrants,
10/10/20 (1)	2,406	—		Amazon.com (1)	1,728	3,077
		120		Booking Holdings (1)	357	623
				Ctrip.com International, ADR (1)	1,012	44
Hotels, Restaurants & Leisure 1.1%				GrubHub (1)	117	8
Boyd Gaming	190	5		Zalando (EUR)(1)	1,896	74
Chuy's Holdings (1)	927	21				5,085
Compass Group (GBP)	6,643	156
Denny's (1)	3,300	61		Multiline Retail 0.4%
Domino's Pizza	60	15		Dollar General	2,331	278
Dunkin' Brands Group	890	67		Dollar Tree (1)	2,868	301
Fiesta Restaurant Group (1)	1,309	17		Lojas Renner (BRL)	5,787	64
Hilton Worldwide Holdings	1,755	146		Ollie's Bargain Outlet Holdings
				(1)	932	80
Las Vegas Sands	2,473	151		Tuesday Morning (1)	4,300	9
Marriott International, Class A	1,466	183
						732
McDonald's	2,325	442
Norwegian Cruise Line Holdings				Specialty Retail 0.5%
(1)	1,081	59		Aaron's	1,290	68
OneSpaWorld Holdings (1)	1,070	15		Burlington Stores (1)	570	89
Papa John's International	870	46		Five Below (1)	280	35
Red Robin Gourmet Burgers (1)	831	24		Kingfisher (GBP)	48,398	148
Restaurant Brands International	1,648	107		Michaels (1)	2,500	29
Royal Caribbean Cruises	1,392	160		Monro	1,470	127
Wingstop	880	67		National Vision Holdings (1)	749	24
Wynn Resorts	321	38	RH	(1)	139	14
Yum! Brands	1,338	134		Ross Stores	3,530	329
		1,914		Ulta Beauty (1)	107	37
Household Durables 0.3%						900
Cavco Industries (1)	150	18		Textiles, Apparel & Luxury Goods 0.3%
Panasonic (JPY)	14,300	123		Allbirds, Acquisition Date:
Persimmon (GBP)	4,748	134		10/10/18 - 12/21/18, Cost: $6
			(1)	(3)(4)	116	6
Skyline Champion	1,292	25
				Burberry Group (GBP)	6,584	168
Sony (JPY)	2,200	93
				Kering (EUR)	298	171
Tempur Sealy International (1)	990	57
				Moncler (EUR)(2)	3,721	150
TRI Pointe Group (1)	3,413	43
				Samsonite International (HKD)	26,700	86
		493

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

VF	420	37	Tobacco 0.3%
		618	Philip Morris International	5,728	506
Total Consumer Discretionary		11,416			506
Consumer Staples 2.8%			Total Consumer Staples		4,892
Beverages 0.3%			Energy 2.1%
Boston Beer, Class A (1)	281	83	Energy Equipment & Services 0.1%
Constellation Brands, Class A	17	3	Computer Modelling Group
Diageo (GBP)	5,705	233	(CAD)	1,550	7
Kirin Holdings (JPY)	4,000	96	Dril-Quip (1)	450	21
PepsiCo	490	60	WorleyParsons (AUD)	10,736	108
		475			136
Food & Staples Retailing 0.2%			Oil, Gas & Consumable Fuels 2.0%
Performance Food Group (1)	1,331	53	BP, ADR	7,514	329
Seven & i Holdings (JPY)	4,300	162	Centennial Resource
Walmart	1,751	171	Development, Class A (1)	2,403	21
		386	Chevron	1,880	232
			Concho Resources	1,695	188
Food Products 1.5%			ConocoPhillips	3,391	226
Cal-Maine Foods	1,463	65	Diamondback Energy	400	41
Collier Creek Holdings (1)	1,436	15	EOG Resources	1,511	144
Conagra Brands	12,626	350	Equinor (NOK)	6,865	151
Nestle (CHF)	8,165	779	Jagged Peak Energy (1)	1,967	21
Nomad Foods (1)	1,074	22	Kosmos Energy	816	5
Post Holdings (1)	850	93	Magnolia Oil & Gas (1)	1,930	23
Sanderson Farms	420	55	Matador Resources (1)	644	12
Simply Good Foods (1)	2,199	45	New Fortress Energy (1)	665	8
TreeHouse Foods (1)	1,320	85	Occidental Petroleum	4,297	284
Tyson Foods, Class A	15,161	1,053	Pioneer Natural Resources	1,000	152
Wilmar International (SGD)	46,200	113	Royal Dutch Shell, Class B, ADR	4,439	284
		2,675	Seven Generations Energy,
Personal Products 0.5%			Class A (CAD)(1)	2,820	20
L'Oreal (EUR)	922	248	TOTAL (EUR)	7,267	404
Pola Orbis Holdings (JPY)	2,000	64	TOTAL, ADR	10,159	565
Unilever (GBP)	9,340	538	TransCanada	9,633	433
			Venture Global LNG, Series B,
		850	Acquisition Date: 3/8/18,
			Cost: $3 (1)(3)(4)	1	5

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Venture Global LNG, Series C,			Hope Bancorp	1,600	21
Acquisition Date: 5/25/17 -			Independent Bank Group	906	47
3/8/18, Cost: $18 (1)(3)(4)	5	26
			ING Groep (EUR)	18,933	229
		3,574	Intesa Sanpaolo (EUR)	45,691	112
Total Energy		3,710	Investors Bancorp	2,800	33
Financials 7.7%			JPMorgan Chase	2,829	286
Banks 3.3%			Live Oak Bancshares	1,150	17
ABN AMRO Group, GDR (EUR)	7,656	173	Lloyds Banking Group (GBP)	243,520	197
			Mitsubishi UFJ Financial Group
Atlantic Capital Bancshares (1)	1,141	20	(JPY)	39,500	195
Australia & New Zealand			National Bank of Canada
Banking Group (AUD)	10,327	191	(CAD)(2)	3,800	172
Bank of America	23,200	640	National Commerce (1)	420	17
BankUnited	1,720	57	Nordea Bank (SEK)	13,016	99
Barclays, ADR	3,304	26	Origin Bancorp	771	26
Blue Hills Bancorp	1,246	30	Pacific Premier Bancorp	940	25
BNP Paribas (EUR)	4,911	234	Pinnacle Financial Partners	1,138	62
Bridge Bancorp	1,040	31	PNC Financial Services Group	1,905	234
CenterState Bank	630	15	Prosperity Bancshares	730	50
Citigroup	340	21	Seacoast Banking (1)	2,119	56
Columbia Banking System	684	22	Simmons First National, Class A	520	13
Commerzbank (EUR)(1)	4,933	38	South State	573	39
Crossfirst Bankshares,			Standard Chartered (GBP)	14,425	111
Acquisition Date: 10/23/18,
Cost: $7 (1)(3)(4)	490	7	Sumitomo Mitsui Trust Holdings
Danske Bank (DKK)	5,689	100	(JPY)	3,335	120
			Svenska Handelsbanken, A
DBS Group Holdings (SGD)	10,675	199	Shares (SEK)(2)	17,648	186
DNB (NOK)	13,935	257	Texas Capital Bancshares (1)	370	20
Equity Bancshares, Class A (1)	650	19	Towne Bank	1,200	30
Erste Group Bank (EUR)	1,560	57	United Overseas Bank (SGD)	5,800	108
FB Financial	1,212	39	Webster Financial	677	34
Fifth Third Bancorp	13,123	331	Wells Fargo	13,114	634
First Bancshares	520	16	Western Alliance Bancorp (1)	1,360	56
First Republic Bank	549	55
					5,927
Grasshopper Bancorp,
Warrants, 10/12/28,			Capital Markets 1.3%
Acquisition Date: 10/12/18,			Ameriprise Financial	963	123
Cost: $- (1)(3)(4)	104	—
Heritage Commerce	2,164	26	Barings BDC	1,339	13
Heritage Financial	1,030	31	Cboe Global Markets	1,006	96
Home BancShares	3,580	63	Charles Schwab	12,338	528
			Close Brothers Group (GBP)	1,495	28

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

GAM Holding (CHF)	4,451	14	Progressive	505	36
Goldman Sachs Group	40	8	Prudential (GBP)	13,527	271
Intercontinental Exchange	6,994	532	Prudential Financial	1,796	165
Macquarie Group (AUD)	2,049	189	RSA Insurance Group (GBP)	11,338	75
Moody's	40	7	Safety Insurance Group	336	29
Morgan Stanley	6,531	276	Selective Insurance Group	1,350	85
Raymond James Financial	351	28	State Auto Financial	610	20
S&P Global	483	102	Storebrand (NOK)	19,340	151
TD Ameritrade Holding	8,023	401	Sun Life Financial (CAD)	5,975	230
		2,345	Tokio Marine Holdings (JPY)	4,500	218
Consumer Finance 0.1%			Willis Towers Watson	3,188	560
Encore Capital Group (1)	1,518	41	Zurich Insurance Group (CHF)	631	209
Green Dot, Class A (1)	110	7			4,774
PRA Group (1)	1,810	49	Thrifts & Mortgage Finance 0.1%
SLM	2,234	22	Capitol Federal Financial	2,897	39
		119	Essent Group (1)	650	28
Diversified Financial Services 0.2%			Meridian Bancorp	2,325	36
Challenger (AUD)	21,564	127	PennyMac Financial Services	1,110	25
Element Fleet Management			Radian Group	1,630	34
(CAD)	22,309	141	Sterling Bancorp	1,679	17
Mitsubishi UFJ Lease & Finance			WSFS Financial	636	24
(JPY)	15,300	78			203
		346	Total Financials		13,714
Insurance 2.7%			Health Care 9.6%
AIA Group (HKD)	17,800	178
American International Group	10,728	462	Biotechnology 0.9%
Assurant	683	65	Abeona Therapeutics (1)	360	3
Aviva (GBP)	24,935	134	Acceleron Pharma (1)	630	29
AXA (EUR)	11,153	281	Agios Pharmaceuticals (1)	285	19
Axis Capital Holdings	805	44	Aimmune Therapeutics (1)	755	17
Chubb	3,353	470	Alder Biopharmaceuticals (1)	1,864	25
Direct Line Insurance Group			Alexion Pharmaceuticals (1)	1,552	210
(GBP)	39,589	182	Alkermes (1)	290	11
Goosehead Insurance, Class A	354	10	Allogene Therapeutics (1)	160	5
Hanover Insurance Group	520	59	AnaptysBio (1)	103	7
Marsh & McLennan	4,098	385	Argenx, ADR (1)	330	41
Munich Re (EUR)	1,135	269	Array BioPharma (1)	1,180	29
Ping An Insurance Group, H			Ascendis Pharma, ADR (1)	612	72
Shares (HKD)	16,500	186	BeiGene, ADR (1)	29	4

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Blueprint Medicines (1)	448	36	GN Store Nord (DKK)	2,089	97
Cara Therapeutics (1)	285	6	Hologic (1)	706	34
Celgene (1)	20	2	ICU Medical (1)	156	37
Corvus Pharmaceuticals (1)	370	1	Intuitive Surgical (1)	956	546
Crinetics Pharmaceuticals (1)	250	6	JAND, Class A, Acquisition Date:
CSL (AUD)	559	78	3/9/18, Cost: $7 (1)(3)(4)	443	7
CytomX Therapeutics (1)	411	4	Koninklijke Philips (EUR)	9,937	406
Enanta Pharmaceuticals (1)	50	5	Medtronic	4,735	431
Five Prime Therapeutics (1)	157	2	Nevro (1)	375	24
Global Blood Therapeutics (1)	779	41	NuVasive (1)	520	30
GlycoMimetics (1)	443	5	Quidel (1)	1,072	70
Guardant Health (1)	145	11	Shockwave Medical (1)	97	3
ImmunoGen (1)	281	1	STERIS	550	70
Immunomedics (1)	860	16	Stryker	4,738	936
Insmed (1)	1,678	49	Teleflex	100	30
Madrigal Pharmaceuticals (1)	47	6	Wright Medical Group (1)	1,325	42
Momenta Pharmaceuticals (1)	943	14	Zimmer Biomet Holdings	1,420	181
Orchard Therapeutics, ADR (1)	267	5			5,452
Principia Biopharma (1)	345	12	Health Care Providers & Services 2.0%
PTC Therapeutics (1)	210	8	Acadia Healthcare (1)	1,262	37
Radius Health (1)	1,450	29	Amedisys (1)	189	23
Regeneron Pharmaceuticals (1)	110	45	Anthem	2,412	692
Sage Therapeutics (1)	783	124	Centene (1)	2,627	140
Sarepta Therapeutics (1)	80	9	Cigna	4,900	788
Scholar Rock Holding (1)	149	3	Cross Country Healthcare (1)	1,445	10
Seattle Genetics (1)	278	20	CVS Health	5,597	302
Ultragenyx Pharmaceutical (1)	343	24	Fresenius (EUR)	3,724	208
Vertex Pharmaceuticals (1)	2,719	500	Hanger (1)	1,425	27
Xencor (1)	895	28	HCA Healthcare	507	66
		1,562	Humana	642	171
Health Care Equipment & Supplies 3.1%			Miraca Holdings (JPY)	1,900	47
Abbott Laboratories	1,113	89	Molina Healthcare (1)	801	114
AtriCure (1)	560	15	U.S. Physical Therapy	371	39
Avanos Medical (1)	1,320	56	UnitedHealth Group	3,396	840
Becton Dickinson & Company	4,135	1,033	WellCare Health Plans (1)	579	156
Boston Scientific (1)	5,688	218			3,660
Cooper	43	13	Health Care Technology 0.1%
Danaher	7,310	965	HMS Holdings (1)	1,440	43
Elekta, B Shares (SEK)	9,565	119

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Siemens Healthineers (EUR)	2,286	95	Harris	921	147
		138	Meggitt (GBP)	27,382	179
Life Sciences Tools & Services 0.7%			Moog, Class A	380	33
Agilent Technologies	2,027	163	Northrop Grumman	2,077	560
			Spirit AeroSystems Holdings,
Bruker	1,427	55	Class A	2,110	193
Illumina (1)	32	10	Teledyne Technologies (1)	550	130
Thermo Fisher Scientific	3,663	1,003			3,145
		1,231
			Airlines 0.1%
Pharmaceuticals 2.8%			Alclear Holdings, Class B,
Amneal Pharmaceuticals (1)	1,060	15	Acquisition Date: 3/6/18 -
Astellas Pharma (JPY)	18,500	278	12/13/18, Cost: $18 (1)(3)(4)(5)	118	27
Bayer (EUR)	4,341	279	American Airlines Group	177	6
Catalent (1)	1,666	68	Delta Air Lines	689	36
Elanco Animal Health (1)	6,717	215	Hawaiian Holdings	1,120	29
Eli Lilly	4,055	526	United Continental Holdings (1)	1,446	115
GlaxoSmithKline, ADR	6,150	257			213
Merck	7,302	607	Building Products 0.1%
MyoKardia (1)	556	29	CSW Industrials (1)	508	29
Novartis (CHF)	6,091	585	Gibraltar Industries (1)	1,234	50
Novo Nordisk, B Shares (DKK)	2,042	107	PGT Innovations (1)	1,692	23
Pfizer	23,493	998	Quanex Building Products	1,062	17
Prestige Consumer Healthcare			Simpson Manufacturing	570	34
(1)	640	19
Reata Pharmaceuticals (1)	70	6			153
Roche Holding (CHF)	1,766	487	Commercial Services & Supplies 0.3%
Sanofi (EUR)	3,140	278	Brink's	1,537	116
Takeda Pharmaceutical, ADR	3,661	75	Cintas	139	28
TherapeuticsMD (1)	8,038	39	Heritage-Crystal Clean (1)	970	26
WaVe Life Sciences (1)	426	17	Rentokil Initial (GBP)	10,656	49
Zoetis	370	37	Republic Services	1,938	156
		4,922	Team (1)	1,470	26
Total Health Care		16,965	Waste Connections	882	78
Industrials & Business Services 5.5%					479
			Construction & Engineering 0.0%
Aerospace & Defense 1.8%
			Valmont Industries	361	47
Aerojet Rocketdyne Holdings (1)	1,608	57
Boeing	4,485	1,711			47
BWX Technologies	1,508	75	Electrical Equipment 0.5%
Cubic	1,059	60	ABB (CHF)	9,057	170

T.	ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

AZZ	1,060	43	Marine 0.0%
Bloom Energy, Class A (1)	555	7	Matson	1,530	55
Legrand (EUR)	1,565	105
					55
Melrose Industries (GBP)	43,323	104
Mitsubishi Electric (JPY)	20,500	265	Professional Services 0.2%
Prysmian (EUR)	4,964	94	CoStar Group (1)	56	26
Thermon Group Holdings (1)	1,020	25	Huron Consulting Group (1)	340	16
		813	IHS Markit (1)	164	9
			Nielsen Holdings	6,480	153
Industrial Conglomerates 1.3%			Recruit Holdings (JPY)	4,500	129
CK Hutchison Holdings (HKD)	18,784	197	TechnoPro Holdings (JPY)	600	36
DCC (GBP)	1,733	150
					369
General Electric	55,244	552
Honeywell International	3,265	519	Road & Rail 0.3%
Roper Technologies	1,129	386	Canadian Pacific Railway	557	115
Sembcorp Industries (SGD)	15,409	29	Central Japan Railway (JPY)	700	163
Siemens (EUR)	3,671	395	CSX	1,766	132
		2,228	Genesee & Wyoming, Class A (1)	240	21
			JB Hunt Transport Services	33	3
Machinery 0.6%			Kansas City Southern	81	9
Barnes Group	510	26	Knight-Swift Transportation
Chart Industries (1)	1,020	92	Holdings	315	10
ESCO Technologies	982	66	Landstar System	300	33
Federal Signal	270	7	Norfolk Southern	120	23
Fortive	2,928	246	Schneider National, Class B	1,181	25
Gardner Denver Holdings (1)	480	13	Union Pacific	421	70
Graco	920	46			604
John Bean Technologies	927	85	Trading Companies & Distributors 0.3%
Luxfer Holdings	1,200	30
			Mitsubishi (JPY)	5,700	159
Mueller Water Products, Class A	4,300	43
			SiteOne Landscape Supply (1)	1,235	71
PACCAR	630	43
			Sumitomo (JPY)	16,900	234
REV Group	950	10
SMC (JPY)	300	113			464
Sun Hydraulics	479	22	Total Industrials & Business Services		9,648
THK (JPY)	5,900	147	Information Technology 9.8%
Toro	939	65	Communications Equipment 0.7%
Xylem	300	24	Cisco Systems	16,372	884
		1,078	LM Ericsson, B Shares (SEK)	11,280	104
			Motorola Solutions	1,170	164
					1,152

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Electronic Equipment, Instruments & Components 0.6%			Semiconductors & Semiconductor Equipment 1.9%
Corning	5,065	168	Analog Devices	600	63
CTS	1,000	29	ASML Holding (EUR)	856	161
Hamamatsu Photonics (JPY)	2,000	78	ASML Holding, ADR	680	128
Keysight Technologies (1)	3,552	310	Broadcom	2,227	670
Largan Precision (TWD)	1,000	150	Cypress Semiconductor	750	11
Littelfuse	90	16	Entegris	2,210	79
Murata Manufacturing (JPY)	2,400	120	Inphi (1)	1,126	49
National Instruments	1,314	58	KLA-Tencor	130	15
Novanta (1)	1,047	89	Lam Research	31	5
Omron (JPY)(2)	2,300	108	Lattice Semiconductor (1)	6,577	78
		1,126	MACOM Technology Solutions
			Holdings (1)	1,160	19
IT Services 2.5%			Maxim Integrated Products	2,216	118
ANT International, Class C,			Microchip Technology (2)	193	16
Acquisition Date: 6/7/18,
Cost: $61 (1)(3)(4)	10,922	61	Micron Technology (1)	5,000	207
Automatic Data Processing	260	42	MKS Instruments	260	24
Booz Allen Hamilton Holding	1,320	77	Monolithic Power Systems	135	18
Euronet Worldwide (1)	650	93	NVIDIA	1,810	325
Evo Payments, Class A (1)	332	10	NXP Semiconductors	3,638	322
Fidelity National Information			PDF Solutions (1)	1,439	18
Services	2,538	287	QUALCOMM	2,573	147
Fiserv (1)	3,572	315	Renesas Electronics (JPY)(1)	9,600	45
FleetCor Technologies (1)	364	90	Taiwan Semiconductor
Global Payments	3,087	421	Manufacturing (TWD)	42,219	338
GTT Communications (1)	1,010	35	Texas Instruments	3,028	321
Infosys, ADR	6,900	75	Tokyo Electron (JPY)(2)	1,000	145
Mastercard, Class A	3,935	927	Xilinx	590	75
Okta (1)	120	10			3,397
PayPal Holdings (1)	5,352	556	Software 3.9%
ServiceTitan, Acquisition Date:			2U (1)	511	36
11/9/18, Cost: $- (1)(3)(4)	19	1
StoneCo, Acquisition Date:			Ceridian HCM Holding (1)	514	26
7/10/17, Cost: $11 (1)(3)	1,386	54	Checkr, Acquisition Date:
StoneCo, Class A (1)	666	27	6/29/18, Cost: $1 (1)(3)(4)	72	1
Tucows, Class A (1)	256	21	Coupa Software (1)	694	63
Visa, Class A	6,942	1,084	CyberArk Software (1)	270	32
Wix.com (1)	78	9	Descartes Systems Group (1)	2,363	86
Worldpay, Class A (1)	1,702	193	Five9 (1)	890	47
			Intuit	2,293	600
		4,388

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Microsoft	27,216	3,210	Quaker Chemical	110	22
Pagerduty, Acquisition Date:			Sherwin-Williams	146	63
9/28/18, Cost: $1 (1)(3)(4)	69	1	Tosoh (JPY)	1,700	26
Paycom Software (1)	160	30	Umicore (EUR)(2)	3,114	139
Pluralsight, Class A (1)	639	20			1,622
Proofpoint (1)	530	64
salesforce.com (1)	3,829	606	Construction Materials 0.0%
ServiceNow (1)	2,394	590	Martin Marietta Materials (2)	35	7
Splunk (1)	1,845	230			7
SS&C Technologies Holdings	1,952	124	Containers & Packaging 0.4%
Synopsys (1)	3,097	357	Amcor (AUD)	10,853	119
Tableau Software, Class A (1)	816	104	Ball	4,391	254
Toast, Acquisition Date:			International Paper	2,891	134
9/14/18, Cost: $- (1)(3)(4)	1	—	Packaging Corp. of America	1,400	139
VMware, Class A	1,393	252
Workday, Class A (1)	1,995	385			646
Zendesk (1)	770	66	Metals & Mining 0.4%
		6,930	Antofagasta (GBP)	9,755	123
			BHP Group (AUD)	1,599	44
Technology Hardware, Storage & Peripherals 0.2%			BHP Group (GBP)	6,891	166
Apple	324	62	Constellium, Class A (1)	1,670	13
Cray (1)	1,252	33	Franco-Nevada (CAD)	430	32
Pure Storage, Class A (1)	621	13	Haynes International	780	25
Samsung Electronics (KRW)	7,509	296	Independence Group (AUD)	30,340	105
		404	Northern Star Resources (AUD)	3,032	19
Total Information Technology		17,397	Osisko Gold Royalties (CAD)(2)	1,670	19
Materials 1.8%			Rio Tinto (AUD)	1,149	80
			South32 (AUD)	33,050	88
Chemicals 0.9%
			Sumitomo Metal Mining (JPY)	2,900	86
Air Liquide (EUR)	1,269	161
Air Products & Chemicals	1,406	268			800
Asahi Kasei (JPY)	14,500	150	Paper & Forest Products 0.1%
BASF (EUR)	2,384	176	Stora Enso, R Shares (EUR)	9,760	120
Covestro (EUR)	1,717	95	West Fraser Timber (CAD)	480	23
DowDuPont	4,260	227			143
GCP Applied Technologies (1)	1,068	32	Total Materials		3,218
Johnson Matthey (GBP)	3,713	152	Real Estate 1.1%
Linde	385	68
Minerals Technologies	350	21	Equity Real Estate Investment Trusts 1.0%
PolyOne	740	22	Acadia Realty Trust, REIT	1,060	29
			Alexander & Baldwin, REIT	1,509	38

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

American Campus			SSE (GBP)	725	11
Communities, REIT	1,470	70			2,123
American Tower, REIT	38	8
Community Healthcare Trust,			Gas Utilities 0.2%
REIT	210	8	Beijing Enterprises Holdings
Crown Castle International, REIT	1,015	130	(HKD)	13,500	77
CubeSmart, REIT	560	18	Chesapeake Utilities	560	51
EastGroup Properties, REIT	890	99	ONE Gas	1,420	126
Equity Commonwealth, REIT	810	27	Southwest Gas Holdings	1,124	93
First Industrial Realty Trust, REIT	642	23			347
Great Portland Estates (GBP)	7,529	73	Independent Power & Renewable Electricity Producers 0.1%
JBG SMITH Properties, REIT	944	39	Electric Power Development,
Paramount Group, REIT	3,110	44	Class C (JPY)	4,800	117
Prologis, REIT	4,240	305	NextEra Energy Partners	630	29
PS Business Parks, REIT	643	101			146
Public Storage, REIT	960	209	Multi-Utilities 0.7%
Regency Centers, REIT	423	29	E.ON (EUR)	5,897	65
Scentre Group (AUD)	38,854	113	Engie (EUR)	13,993	209
Unibail-Rodamco-Westfield			National Grid (GBP)	13,580	151
(EUR)(2)	509	83
Ventas, REIT	1,850	118	NiSource	6,878	197
Weyerhaeuser, REIT	5,240	138	Sempra Energy	5,483	690
		1,702			1,312
Real Estate Management & Development 0.1%			Water Utilities 0.1%
Colliers International Group	274	18	California Water Service Group	1,020	55
FirstService	1,107	99	Middlesex Water	354	20
Mitsui Fudosan (JPY)	5,200	131	SJW Group	751	47
Redfin (1)	1,046	21			122
		269	Total Utilities		4,050
Total Real Estate		1,971	Total Miscellaneous Common Stocks 0.0% (6)		48
			Total Common Stocks
Utilities 2.3%			(Cost $61,632)		95,579
Electric Utilities 1.2%
Duke Energy	2,796	252
Entergy	4,740	453
Evergy	3,455	201
NextEra Energy	3,696	714
PNM Resources	2,040	97
Southern	7,651	395

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value			Shares/Par	$ Value
	(Cost and value in $000s)				(Cost and value in $000s)

	CONVERTIBLE PREFERRED STOCKS 0.3%				Health Care 0.1%

	Consumer Discretionary 0.0%				Health Care Equipment & Supplies 0.1%

	Diversified Consumer Services 0.0%				Becton Dickinson & Company,
					Series A, 6.125%, 5/1/20	1,149	72
	1stdibs.com, Series D,
	Acquisition Date: 2/7/19,				JAND, Series E, Acquisition
	Cost: $6 (1)(3)(4)	1,120	6	Date:	3/9/18, Cost: $9 (1)(3)(4)	546	8

			6		Total Health Care		80

	Internet & Direct Marketing Retail 0.0%				Industrials & Business Services 0.0%

	A Place for Rover, Series G,				Machinery 0.0%
	Acquisition Date: 5/11/18,
	Cost: $6 (1)(3)(4)	741	5		Fortive, Series A, 5.00%, 7/1/21	45	47
	Roofoods, Series F, Acquisition						47
Date:	9/12/17, Cost: $19
(1)	(3)(4)	53	27		Road & Rail 0.0%
					Convoy, Series C, Acquisition
			32	Date:	9/14/18, Cost: $9
	Specialty Retail 0.0%			(1)	(3)(4)	1,241	9
	Vroom, Series F, Acquisition						9
Date:	6/30/17, Cost: $8				Total Industrials & Business Services		56
(1)	(3)(4)	480	9

			9		Information Technology 0.0%

	Textiles, Apparel & Luxury Goods 0.0%				IT Services 0.0%
	Allbirds, Series A, Acquisition				ServiceTitan, Series D,
Date:	10/10/18, Cost: $2				Acquisition Date: 11/9/18,
(1)	(3)(4)	38	2		Cost: $5 (1)(3)(4)	184	5
	Allbirds, Series B, Acquisition						5
Date:	10/10/18, Cost: $-
(1)	(3)(4)	7	—		Software 0.0%
	Allbirds, Series C, Acquisition				Checkr, Series C, Acquisition
Date:	10/9/18, Cost: $4			Date:	4/10/18, Cost: $4
(1)	(3)(4)	64	4	(1)	(3)(4)	300	4
	Allbirds, Series Seed,				Pagerduty, Series D, Acquisition
	Acquisition Date: 10/10/18,				Date: 8/24/18 - 9/28/18, Cost:
	Cost: $1 (1)(3)(4)	20	1		$9 (1)(3)(4)	533	9

			7		Plex Systems Holdings, Series
					B, Acquisition Date: 6/9/14,
	Total Consumer Discretionary		54		Cost: $5 (1)(3)(4)	2,270	6
	Consumer Staples 0.0%				Seismic Software, Series E,
					Acquisition Date: 12/13/18,
	Food Products 0.0%				Cost: $7 (1)(3)(4)	223	7
	Farmers Business Network,				Toast, Series B, Acquisition
	Series D, Acquisition Date:			Date:	9/14/18, Cost: $- (1)(3)(4)	10	—
	11/3/17, Cost: $14 (1)(3)(4)	733	17

	Total Consumer Staples		17

		T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

		Shares/Par	$ Value		Shares/Par	$ Value
	(Cost and value in $000s)			(Cost and value in $000s)

	Toast, Series D, Acquisition			Alexandria Real Estate Equities,
Date:	6/27/18, Cost: $13			3.95%, 1/15/27	40,000	40
(1) (3)(4)		737	20	Alexandria Real Estate Equities,

			46	3.95%, 1/15/28	65,000	65
				Alibaba Group Holding,
	Total Information Technology		51	3.60%, 11/28/24	200,000	205

	Utilities 0.2%			Altria Group,
				4.40%, 2/14/26	25,000	26
	Electric Utilities 0.1%			Altria Group,
				4.80%, 2/14/29	25,000	26
	NextEra Energy, 6.123%, 9/1/19	2,208	137	Altria Group,
			137	5.80%, 2/14/39	50,000	53
				Altria Group,
	Gas Utilities 0.0%			5.95%, 2/14/49	40,000	43
	South Jersey Industries, 7.25%,			American Airlines PTT, Series 2014-
	4/15/21	266	14	1, Class B,
			14	4.375%, 10/1/22	3,291	3
				American Airlines PTT, Series 2015-
Multi	-Utilities 0.1%			1, Class B,
	Sempra Energy, Series A,			3.70%, 5/1/23	10,211	10
	6.00%, 1/15/21	570	60	American Airlines PTT, Series 2016-
				1, Class AA,
	Sempra Energy, Series B,			3.575%, 1/15/28	13,209	13
	6.75%, 7/15/21	301	32	American Airlines PTT, Series 2016-
			92	3, Class B,
				3.75%, 10/15/25	45,581	45
	Total Utilities		243	American Airlines PTT, Series 2017-
	Total Convertible Preferred Stocks			1, Class B,
	(Cost $431)		501	4.95%, 2/15/25	58,258	60
				American Airlines PTT, Series 2017-
	CONVERTIBLE BONDS 0.0%			2, Class AA,
				3.35%, 10/15/29	19,459	19
	Ctrip.com International,			American Airlines PTT, Series 2017-
	1.25%, 9/15/22	45,000	46	2, Class B,
	Grasshopper Bancorp,			3.70%, 10/15/25	66,461	65
	Acquisition Date: 10/12/18, Cost:			American Campus Communities
	$1, 4/12/19 (1)(3)(4)	1,040	1	Operating Partnership,
	Total Convertible Bonds			3.625%, 11/15/27	45,000	44
	(Cost $48)		47	American International Group,
				3.90%, 4/1/26	12,000	12
				Anheuser-Busch InBev Worldwide,
	CORPORATE BONDS 6.8%			4.15%, 1/23/25	12,000	12
	AbbVie,			Anheuser-Busch InBev Worldwide,
	3.60%, 5/14/25	85,000	85	5.55%, 1/23/49	40,000	44
	AerCap Ireland Capital,			APT Pipelines,
	4.875%, 1/16/24	175,000	181	3.875%, 10/11/22 (7)	35,000	36
	Air Lease,			APT Pipelines,
	2.75%, 1/15/23	10,000	10	4.25%, 7/15/27 (7)	180,000	182
	Alexandria Real Estate Equities,			Arcelormittal,
	3.45%, 4/30/25	40,000	40	4.55%, 3/11/26	27,000	28

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Arconic,			Boston Properties,
6.15%, 8/15/20	80,000	83	3.20%, 1/15/25	105,000	104
Arrow Electronics,			Boston Properties,
4.00%, 4/1/25	50,000	50	3.65%, 2/1/26	30,000	30
Ausgrid Finance Property,			Brambles USA,
3.85%, 5/1/23 (7)	30,000	30	4.125%, 10/23/25 (7)	20,000	20
Ausgrid Finance Property,			Braskem Finance,
4.35%, 8/1/28 (7)	40,000	41	7.375% (9)	100,000	102
Avnet,			Brixmor Operating Partnership,
3.75%, 12/1/21	60,000	61	3.65%, 6/15/24	31,000	31
AXA Equitable Holdings,			Brixmor Operating Partnership,
3.90%, 4/20/23	35,000	36	3.85%, 2/1/25	60,000	60
AXA Equitable Holdings,			Broadcom,
4.35%, 4/20/28	40,000	41	3.125%, 1/15/25	40,000	38
Baidu,			Broadcom,
2.875%, 7/6/22	200,000	198	3.625%, 1/15/24	60,000	60
Banco de Bogota,			Broadcom,
4.375%, 8/3/27	200,000	198	4.25%, 4/15/26	50,000	50
Bank of America, VR,			Bunge Finance,
3.366%, 1/23/26 (8)	215,000	216	3.25%, 8/15/26	5,000	4
Barclays, VR,			Bunge Finance,
4.61%, 2/15/23 (8)	200,000	204	3.75%, 9/25/27	20,000	18
BAT Capital,			Bunge Finance,
3.222%, 8/15/24	15,000	15	4.35%, 3/15/24	10,000	10
Bat Capital,			Capital One Financial,
3.557%, 8/15/27	115,000	109	3.90%, 1/29/24	70,000	71
BBVA Bancomer,			CC Holdings,
4.375%, 4/10/24 (7)	150,000	153	3.849%, 4/15/23	185,000	190
Becton Dickinson & Company,			Celgene,
3.363%, 6/6/24	60,000	60	3.875%, 8/15/25	100,000	102
Becton Dickinson & Company,			Celgene,
3.70%, 6/6/27	205,000	204	4.625%, 5/15/44	5,000	5
Becton Dickinson & Company,			Celgene,
3.734%, 12/15/24	29,000	29	5.25%, 8/15/43	30,000	32
Boardwalk Pipelines,			Charter Communications Operating,
3.375%, 2/1/23	61,000	60	4.908%, 7/23/25	50,000	53
Boardwalk Pipelines,			Cigna,
4.45%, 7/15/27	10,000	10	4.375%, 10/15/28 (7)	80,000	83
Boardwalk Pipelines,			Cigna,
4.95%, 12/15/24	35,000	36	4.90%, 12/15/48 (7)	60,000	62
Boardwalk Pipelines,			Cigna Holding,
5.95%, 6/1/26	10,000	11	3.05%, 10/15/27	30,000	28
Booking Holdings,			Comcast,
3.60%, 6/1/26	40,000	41	3.15%, 3/1/26	79,000	79
Booking Holdings,			Comcast,
3.65%, 3/15/25	140,000	143	3.20%, 7/15/36	5,000	5
Boral Finance,			Comcast,
3.00%, 11/1/22 (7)	5,000	5	3.30%, 2/1/27	104,000	104
Boral Finance,			Comcast,
3.75%, 5/1/28 (7)	80,000	78	3.95%, 10/15/25	20,000	21

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Comcast,			Express Scripts Holding,
4.15%, 10/15/28	30,000	32	4.50%, 2/25/26	35,000	37
CommonSpirit Health,			Fidelity National Financial,
2.95%, 11/1/22	20,000	20	4.50%, 8/15/28 (7)	65,000	66
Crown Castle Towers,			FirstEnergy, Series B,
3.663%, 5/15/25 (7)	85,000	85	3.90%, 7/15/27	105,000	106
CVS Health,			FirstEnergy Transmission,
3.70%, 3/9/23	140,000	142	4.35%, 1/15/25 (7)	65,000	68
Danske Bank,			Fox,
3.875%, 9/12/23 (7)	200,000	196	4.709%, 1/25/29 (7)	35,000	37
Delta Air Lines,			GE Capital International Funding,
3.625%, 3/15/22	50,000	50	4.418%, 11/15/35	205,000	190
Delta Air Lines,			General Motors, FRN,
4.375%, 4/19/28	45,000	44	3M USD LIBOR + 0.80%, 3.539%,
Delta Air Lines PTT, Series 2009-1,			8/7/20	40,000	40
Class A,			General Motors Financial,
7.75%, 12/17/19	3,450	4	4.00%, 10/6/26	20,000	19
Delta Air Lines PTT, Series 2010-2,			General Motors Financial,
Class A,			4.20%, 11/6/21	55,000	56
4.95%, 5/23/19	1,131	1	General Motors Financial,
Delta Air Lines PTT, Series 2011-1,			4.35%, 4/9/25	22,000	22
Class A,			GLP Capital,
5.30%, 4/15/19	1,850	2	5.25%, 6/1/25	15,000	16
Discover Financial Services,			Goldman Sachs Group,
3.75%, 3/4/25	200,000	199	3.50%, 11/16/26	85,000	84
Enbridge, Series 16-A, VR,			Goldman Sachs Group, VR,
6.00%, 1/15/77 (8)	43,000	43	2.908%, 6/5/23 (8)	45,000	44
Enel Americas,			GTP Acquisition Partners I,
4.00%, 10/25/26	50,000	49	2.35%, 6/15/20 (7)	100,000	99
Enel Chile,			Healthcare Realty Trust,
4.875%, 6/12/28	135,000	143	3.625%, 1/15/28	60,000	58
Energy Transfer Operating,			Hess,
4.50%, 4/15/24	10,000	10	4.30%, 4/1/27	60,000	59
Energy Transfer Operating,			Hess,
4.95%, 6/15/28	20,000	21	5.80%, 4/1/47	45,000	47
Energy Transfer Operating,			Highwoods Realty,
5.25%, 4/15/29	25,000	27	4.125%, 3/15/28	56,000	57
Eni, Series X-R,			HSBC Holdings, VR,
4.75%, 9/12/28 (7)	205,000	212	3.95%, 5/18/24 (8)	200,000	203
Essex Portfolio,			Humana,
3.375%, 4/15/26	35,000	35	3.85%, 10/1/24	55,000	56
Essex Portfolio,			Israel Chemicals,
3.875%, 5/1/24	40,000	41	6.375%, 5/31/38 (7)	85,000	92
Expedia Group,			JPMorgan Chase,
4.50%, 8/15/24	50,000	52	2.95%, 10/1/26	105,000	103
Expedia Group,			JPMorgan Chase,
5.00%, 2/15/26	150,000	159	3.20%, 6/15/26	25,000	25
Express Scripts Holding,			JPMorgan Chase,
3.40%, 3/1/27	55,000	54	3.90%, 7/15/25	70,000	73

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

JPMorgan Chase, FRN,			SASOL Financing,
3M USD LIBOR + 1.23%, 4.009%,			5.875%, 3/27/24	200,000	212
10/24/23	98,000	99	SBA Tower Trust,
JPMorgan Chase, VR,			2.898%, 10/15/19 (7)	45,000	45
3.54%, 5/1/28 (8)	25,000	25	SBA Tower Trust,
Kaiser Foundation Hospitals,			3.156%, 10/8/20 (7)	30,000	30
3.50%, 4/1/22	30,000	31	SBA Tower Trust,
KazMunayGas National,			3.168%, 4/11/22 (7)	65,000	65
4.75%, 4/19/27	200,000	206	SBA Tower Trust,
Keysight Technologies,			3.448%, 3/15/23 (7)	30,000	30
4.60%, 4/6/27	95,000	98	SBA Tower Trust, Series 2014-2A,
Kilroy Realty,			Class C, STEP,
4.375%, 10/1/25	13,000	13	3.869%, 10/15/49 (7)	125,000	127
Kimco Realty,			Sempra Energy,
3.30%, 2/1/25	25,000	25	3.25%, 6/15/27	20,000	19
Martin Marietta Materials,			Sempra Energy,
4.25%, 7/2/24	65,000	67	3.80%, 2/1/38	30,000	27
MPT Operating Partnership,			Shire Acquisitions Investments
5.00%, 10/15/27	30,000	30	Ireland,
MPT Operating Partnership,			2.875%, 9/23/23	45,000	44
5.25%, 8/1/26	25,000	26	Shire Acquisitions Investments
Netflix,			Ireland,
6.375%, 5/15/29 (7)	55,000	59	3.20%, 9/23/26	60,000	58
NXP,			Sigma Alimentos,
4.875%, 3/1/24 (7)	50,000	53	4.125%, 5/2/26	200,000	196
Omnicom Group,			Southern,
3.60%, 4/15/26	100,000	99	3.25%, 7/1/26	60,000	59
Pacific Gas & Electric,			Southern California Edison,
4.00%, 12/1/46 (1)(10)	2,000	2	2.90%, 3/1/21	11,000	11
Peru LNG,			Southern California Edison,
5.375%, 3/22/30	200,000	209	3.875%, 6/1/21	5,000	5
Plains All American Pipeline,			Southern California Edison,
2.85%, 1/31/23	15,000	15	4.00%, 4/1/47	5,000	5
Plains All American Pipeline,			Southern California Edison,
4.65%, 10/15/25	58,000	60	4.125%, 3/1/48	50,000	48
Principal Financial Group, VR,			Southern California Edison,
4.70%, 5/15/55 (8)	45,000	44	4.20%, 3/1/29	15,000	15
QVC,			Southern California Edison,
5.125%, 7/2/22	109,000	114	4.875%, 3/1/49	10,000	11
Regency Centers,			Tencent Holdings,
3.60%, 2/1/27	30,000	30	3.80%, 2/11/25	200,000	205
Regency Centers,			Thomson Reuters,
4.125%, 3/15/28	15,000	15	3.35%, 5/15/26	55,000	53
Reynolds American,			Transcontinental Gas Pipe Line,
4.45%, 6/12/25	35,000	36	4.00%, 3/15/28	15,000	15
Reynolds American,			Transcontinental Gas Pipe Line,
5.85%, 8/15/45	30,000	31	4.60%, 3/15/48	30,000	31
Sabine Pass Liquefaction,			Transurban Finance,
5.00%, 3/15/27	115,000	122	3.375%, 3/22/27 (7)	15,000	14

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Transurban Finance,			WPP Finance 2010,
4.125%, 2/2/26 (7)	15,000	15	3.625%, 9/7/22	40,000	40

Trinity Acquisition,			Total Corporate Bonds
3.50%, 9/15/21	15,000	15	(Cost $11,838)		12,024
Trinity Acquisition,
4.40%, 3/15/26	65,000	67
U.S. Airways PTT, Series 2013-1,			ASSET-BACKED SECURITIES 1.7%
Class A,			Ally Auto Receivables Trust
3.95%, 11/15/25	25,142	25	Series 2015-2, Class D, 3.01%,
Ventas Realty,			3/15/22 (7)	5,000	5
3.25%, 10/15/26	60,000	58	AmeriCredit Automobile Receivables
VEREIT Operating Partnership,			Trust
3.95%, 8/15/27	45,000	44	Series 2016-4, Class D, 2.74%,
VEREIT Operating Partnership,			12/8/22	90,000	90
4.60%, 2/6/24	75,000	77	AmeriCredit Automobile Receivables
VEREIT Operating Partnership,			Trust
4.875%, 6/1/26	20,000	21	Series 2017-1, Class C, 2.71%,
Verizon Communications,			8/18/22	10,000	10
3.376%, 2/15/25	57,000	58	Americredit Automobile Receivables
Verizon Communications,			Trust
4.672%, 3/15/55	10,000	10	Series 2019-1, Class B, 3.13%,
Verizon Communications,			2/18/25	20,000	20
4.75%, 11/1/41	15,000	16	Ascentium Equipment Receivables
Verizon Communications,			Trust
4.862%, 8/21/46	5,000	5	Series 2017-1A, Class A3, 2.29%,
Verizon Communications,			6/10/21 (7)	4,413	4
5.012%, 4/15/49	33,000	36	Avis Budget Rental Car Funding
Vodafone Group,			Series 2016-1A, Class A, 2.99%,
4.375%, 5/30/28 (2)	129,000	130	6/20/22 (7)	100,000	100
Voya Financial,			BlueMountain
3.125%, 7/15/24	55,000	54	Series 2015-2A, Class A1R, CLO,
			FRN
Walt Disney,			3M USD LIBOR + 0.93%, 3.71%,
3.70%, 9/15/24 (7)	15,000	15	7/18/27 (7)	250,000	248
Williams,			BlueMountain
3.90%, 1/15/25	40,000	41	Series 2015-2A, Class BR, CLO,
Williams,			FRN
4.00%, 9/15/25	20,000	20	3M USD LIBOR + 1.50%, 4.28%,
Williams,			7/18/27 (7)	250,000	248
4.30%, 3/4/24	5,000	5	Capital Auto Receivables Asset Trust
Williams,			Series 2015-4, Class A4, 2.01%,
4.85%, 3/1/48	35,000	35	7/20/20	223	—
Willis North America,			CBAM
3.60%, 5/15/24	45,000	45	Series 2019-9A, Class A, CLO,
Woodside Finance,			FRN
3.65%, 3/5/25 (7)	45,000	45	3M USD LIBOR + 1.28%, 4.009%,
Woodside Finance,			2/12/30 (7)	250,000	250
3.70%, 9/15/26 (7)	40,000	39	CCG Receivables Trust
Woodside Finance,			Series 2017-1, Class A2, 1.84%,
3.70%, 3/15/28 (7)	181,000	175	11/14/23 (7)	43,546	43

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CNH Equipment Trust			Navient Student Loan Trust
Series 2017-C, Class B, 2.54%,			Series 2018-1A, Class A2, FRN
5/15/25	5,000	5	1M USD LIBOR + 0.35%, 2.836%,
Driven Brands Funding			3/25/67 (7)	100,000	100
Series 2018-1A, Class A2, 4.739%,			Neuberger Berman XIX
4/20/48 (7)	24,813	25	Series 2015-19A, Class A2R2,
Driven Brands Funding			CLO, FRN
Series 2019-1A, Class A2, 4.641%,			3M USD LIBOR + 1.15%, 3.937%,
4/20/49 (7)	35,000	35	7/15/27 (7)	250,000	243
Elara HGV Timeshare Issuer			Santander Drive Auto Receivables
Series 2014-A, Class A, 2.53%,			Trust
2/25/27 (7)	17,007	17	Series 2015-5, Class D, 3.65%,
Ford Credit Auto Owner Trust			12/15/21	10,000	10
Series 2018-1, Class C, 3.49%,			Santander Drive Auto Receivables
7/15/31 (7)	100,000	100	Trust
Ford Credit Auto Owner Trust			Series 2017-1, Class C, 2.58%,
Series 2019-1, Class A, 3.52%,			5/16/22	10,000	10
7/15/30 (7)	115,000	117	Santander Drive Auto Receivables
Ford Credit Floorplan Master Owner			Trust
Trust			Series 2018-1, Class C, 2.96%,
Series 2016-5, Class B, 2.16%,			3/15/24	20,000	20
11/15/21	37,000	37	Santander Drive Auto Receivables
Halcyon Loan Advisors Funding			Trust
Series 2014-3A, Class AR, CLO,			Series 2018-2, Class C, 3.35%,
FRN			7/17/23	25,000	25
3M USD LIBOR + 1.10%, 3.861%,			Sierra Timeshare Receivables
10/22/25 (7)	196,644	196	Funding
Hardee's Funding			Series 2015-3A, Class A, 2.58%,
Series 2018-1A, Class A2I, 4.25%,			9/20/32 (7)	17,780	18
6/20/48 (7)	39,800	40	Sierra Timeshare Receivables
Hardee's Funding			Funding
Series 2018-1A, Class A2II,			Series 2016-1A, Class A, 3.08%,
4.959%, 6/20/48 (7)	54,725	57	3/21/33 (7)	31,558	31
Hilton Grand Vacations Trust			Sierra Timeshare Receivables
Series 2014-AA, Class A, 1.77%,			Funding
11/25/26 (7)	18,894	19	Series 2019-1A, Class A, 3.20%,
Hyundai Auto Receivables Trust			1/20/36 (7)	100,000	101
Series 2016-B, Class D, 2.68%,			SLM Student Loan Trust
9/15/23	35,000	35	Series 2008-9, Class A, FRN
Jimmy John's Funding			3M USD LIBOR + 1.50%, 4.271%,
Series 2017-1A, Class A2I, 3.61%,			4/25/23	29,729	30
7/30/47 (7)	24,625	25	SMART Trust
Kubota Credit Owner Trust			Series 2016-2US, Class A3A,
Series 2016-1A, Class A3, 1.50%,			1.71%, 3/15/21	42,191	42
7/15/20 (7)	37,908	38	SMB Private Education Loan Trust
MMAF Equipment Finance			Series 2015-B, Class A2A, 2.98%,
Series 2018-A, Class A4, 3.39%,			7/15/27 (7)	59,720	60
1/10/25 (7)	100,000	101	SMB Private Education Loan Trust
MVW Owner Trust			Series 2017-B, Class A2A, 2.82%,
Series 2014-1A, Class A, 2.25%,			10/15/35 (7)	200,000	198
9/22/31 (7)	24,952	25

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SMB Private Education Loan Trust			Bayview Mortgage Fund Trust
Series 2018-A, Class A2A, 3.50%,			Series 2017-RT3, Class A, CMO,
2/15/36 (7)	105,000	107	ARM
SMB Private Education Loan Trust			3.50%, 1/28/58 (7)	69,458	70
Series 2018-C, Class A2A, 3.63%,			Bayview Opportunity Master Fund
11/15/35 (7)	100,000	103	Trust
Synchrony Credit Card Master Note			Series 2017-RT1, Class A1, CMO,
Trust			ARM
Series 2015-4, Class B, 2.62%,			3.00%, 3/28/57 (7)	62,751	62
9/15/23	25,000	25	BX Trust
Taco Bell Funding			Series 2017-IMC, Class A, ARM
Series 2018-1A, Class A2I,			1M USD LIBOR + 1.05%, 3.534%,
4.318%, 11/25/48 (7)	74,813	77	10/15/32 (7)	100,000	100
Volvo Financial Equipment			BXP Trust
Series 2016-1A, Class A3, 1.67%,			Series 2017-GM, Class A, 3.379%,
2/18/20 (7)	2,641	3	6/13/39 (7)	85,000	86
			Citigroup Commercial Mortgage
Total Asset-Backed Securities			Trust
(Cost $3,091)		3,093	Series 2014-GC21, Class AS,
			4.026%, 5/10/47	35,000	36
NON-U.S. GOVERNMENT MORTGAGE-BACKED			Citigroup Commercial Mortgage
SECURITIES 3.7%			Trust
			Series 2015-GC27, Class AS,
225 Liberty Street Trust			3.571%, 2/10/48	15,000	15
Series 2016-225L, Class A,			Citigroup Commercial Mortgage
3.597%, 2/10/36 (7)	100,000	103	Trust
Angel Oak Mortgage Trust			Series 2018-B2, Class C, ARM
Series 2019-1, Class A1, CMO,			4.674%, 3/10/51	30,000	31
ARM			COLT Mortgage Loan Trust
3.92%, 11/25/48 (7)	120,344	121	Series 2018-1, Class A2, CMO,
Angel Oak Mortgage Trust			ARM
Series 2019-2, Class A1, CMO,			2.981%, 2/25/48 (7)	45,376	45
ARM			COLT Mortgage Loan Trust
3.628%, 3/25/49 (7)	100,000	100	Series 2018-3, Class A1, CMO,
Ashford Hospitality Trust			ARM
Series 2018-ASHF, Class B, ARM			3.692%, 10/26/48 (7)	110,230	110
1M USD LIBOR + 1.25%, 3.734%,			COLT Mortgage Loan Trust
4/15/35 (7)	45,000	45	Series 2018-3, Class A3, CMO,
Ashford Hospitality Trust			ARM
Series 2018-ASHF, Class C, ARM			3.865%, 10/26/48 (7)	84,793	85
1M USD LIBOR + 1.40%, 3.884%,			COLT Mortgage Loan Trust
4/15/35 (7)	20,000	20	Series 2018-4, Class A1, CMO,
Atrium Hotel Portfolio Trust			ARM
Series 2017-ATRM, Class A, ARM			4.006%, 12/28/48 (7)	97,192	98
1M USD LIBOR + 0.93%, 3.414%,			Commercial Mortgage PTC
12/15/36 (7)	100,000	100	Series 2016-CR28, Class AHR,
BANK 2017			3.651%, 2/10/49	28,884	29
Series 2017-BNK5, Class B, ARM			Commercial Mortgage Trust
3.896%, 6/15/60	80,000	81	Series 2014-UBS6, Class AM,
			4.048%, 12/10/47	110,000	112

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Commercial Mortgage Trust			Connecticut Avenue Securities
Series 2015-CR24, Class A5,			Series 2018-C05, Class 1M2,
3.696%, 8/10/48	50,000	52	CMO, ARM
Commercial Mortgage Trust			1M USD LIBOR + 2.35%, 4.836%,
Series 2015-CR24, Class AM, ARM			1/25/31	65,000	65
4.028%, 8/10/48	25,000	26	Connecticut Avenue Securities Trust
Commercial Mortgage Trust			Series 2018-R07, Class 1M1,
Series 2015-CR25, Class B, ARM			CMO, ARM
4.544%, 8/10/48	95,000	99	1M USD LIBOR + 0.75%, 3.236%,
Commercial Mortgage Trust			4/25/31 (7)	95,541	95
Series 2015-CR25, Class C, ARM			Connecticut Avenue Securities Trust
4.544%, 8/10/48	20,000	20	Series 2019-R02, Class 1M1,
Commercial Mortgage Trust			CMO, ARM
Series 2015-LC21, Class B, ARM			1M USD LIBOR + 0.85%, 3.336%,
4.30%, 7/10/48	45,000	47	8/25/31 (7)	30,784	31
Commercial Mortgage Trust			CSAIL Commercial Mortgage Trust
Series 2015-PC1, Class B, ARM			Series 2016-C6, Class A5, 3.09%,
4.44%, 7/10/50	20,000	21	1/15/49	50,000	50
Connecticut Avenue Securities			Deephaven Residential Mortgage
Series 2017-C01, Class 1M1,			Trust
CMO, ARM			Series 2018-2A, Class A1, CMO,
1M USD LIBOR + 1.30%, 3.786%,			ARM
7/25/29	17,443	18	3.479%, 4/25/58 (7)	71,076	71
Connecticut Avenue Securities			Deephaven Residential Mortgage
Series 2017-C03, Class 1M1,			Trust
CMO, ARM			Series 2018-3A, Class M1, CMO,
1M USD LIBOR + 0.95%, 3.436%,			ARM
10/25/29	10,763	11	4.357%, 8/25/58 (7)	100,000	100
Connecticut Avenue Securities			FREMF Mortgage Trust
Series 2017-C07, Class 2M1,			Series 2018-K731, Class B,
CMO, ARM			3.909%, 2/25/25 (7)	35,000	35
1M USD LIBOR + 0.65%, 3.136%,			Galton Funding Mortgage Trust
5/25/30	14,870	15	Series 2018-1, Class A23, CMO,
Connecticut Avenue Securities			ARM
Series 2018-C01, Class 1M1,			3.50%, 11/25/57 (7)	71,469	71
CMO, ARM			Goldman Sachs Mortgage Securities
1M USD LIBOR + 0.60%, 3.086%,			Trust
7/25/30	181,833	181	Series 2013-GC16, Class B, ARM
Connecticut Avenue Securities			5.161%, 11/10/46	120,000	130
Series 2018-C02, Class 2M2,			Goldman Sachs Mortgage Securities
CMO, ARM			Trust
1M USD LIBOR + 2.20%, 4.686%,			Series 2014-GC26, Class A5,
8/25/30	80,000	80	3.629%, 11/10/47	25,000	26
Connecticut Avenue Securities			Goldman Sachs Mortgage Securities
Series 2018-C03, Class 1M2,			Trust
CMO, ARM			Series 2015-GC34, Class AS,
1M USD LIBOR + 2.15%, 4.636%,			3.911%, 10/10/48	55,000	56
10/25/30	55,000	55	Great Wolf Trust
			Series 2017-WOLF, Class A, ARM
			1M USD LIBOR + 0.85%, 3.484%,
			9/15/34 (7)	100,000	100

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Hilton Orlando Trust			Morgan Stanley Bank of America
Series 2018-ORL, Class A, ARM			Merrill Lynch Trust
1M USD LIBOR + 0.77%, 3.254%,			Series 2014-C18, Class 300A,
12/15/34 (7)	100,000	99	3.749%, 8/15/31	25,000	26
Independence Plaza Trust			Morgan Stanley Bank of America
Series 2018-INDP, Class A,			Merrill Lynch Trust
3.763%, 7/10/35 (7)	105,000	108	Series 2015-C24, Class AS, ARM
JPMorgan Barclays Bank			4.036%, 5/15/48	10,000	10
Commercial Mortgage Securities			Morgan Stanley Bank of America
Trust			Merrill Lynch Trust
Series 2014-C19, Class AS, ARM			Series 2015-C27, Class AS,
4.243%, 4/15/47	35,000	37	4.068%, 12/15/47	40,000	42
JPMorgan Barclays Bank			Morgan Stanley Capital I Trust
Commercial Mortgage Securities			Series 2015-MS1, Class AS, ARM
Trust			4.031%, 5/15/48	10,000	10
Series 2014-C22, Class A4,			Morgan Stanley Capital I Trust
3.801%, 9/15/47	35,000	36	Series 2017-ASHF, Class B, ARM
JPMorgan Chase Commercial			1M USD LIBOR + 1.25%, 3.734%,
Mortgage Securities Trust			11/15/34 (7)	90,000	90
Series 2013-LC11, Class A5,			Morgan Stanley Capital I Trust
2.96%, 4/15/46	30,000	30	Series 2017-JWDR, Class A, ARM
JPMorgan Chase Commercial			1M USD LIBOR + 0.85%, 3.334%,
Mortgage Securities Trust			11/15/34 (7)	70,000	70
Series 2016-JP2, Class AS,			Morgan Stanley Capital I Trust
3.056%, 8/15/49	35,000	34	Series 2017-JWDR, Class B, ARM
JPMorgan Chase Commercial			1M USD LIBOR + 1.20%, 3.684%,
Mortgage Securities Trust			11/15/34 (7)	45,000	45
Series 2016-JP3, Class B, ARM			MSCG Trust
3.397%, 8/15/49	20,000	20	Series 2018-SELF, Class A, ARM
JPMorgan Chase Commercial			1M USD LIBOR + 0.90%, 3.384%,
Mortgage Securities Trust			10/15/37 (7)	50,000	50
Series 2018-WPT, Class AFX,			New Residential Mortgage Loan
4.248%, 7/5/33 (7)	20,000	21	Trust
JPMorgan Deutsche Bank			Series 2019-NQM1, Class A1,
Commercial Mortgage Securities			CMO, ARM
Trust			3.675%, 1/25/49 (7)	96,474	97
Series 2016-C1, Class AM,			New Residential Mortgage Loan
3.539%, 5/10/49	100,000	101	Trust
JPMorgan Deutsche Bank			Series 2019-NQM2, Class A1,
Commercial Mortgage Securities			CMO, ARM
Trust			3.60%, 4/25/49 (7)	100,000	100
Series 2018-C8, Class C, ARM			RETL
4.746%, 6/15/51	35,000	37	Series 2019-RVP, Class A, ARM
MetLife Securitization Trust			1M USD LIBOR + 1.15%, 3.634%,
Series 2018-1A, Class A, CMO,			3/15/36 (7)	55,000	55
ARM			Seasoned Credit Risk Transfer Trust
3.75%, 3/25/57 (7)	112,234	114	Series 2016-1, Class M1, CMO,
Mill City Mortgage Loan Trust			ARM
Series 2016-1, Class A1, CMO,			3.00%, 9/25/55 (7)	25,000	24
ARM
2.50%, 4/25/57 (7)	48,982	49

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Sequoia Mortgage Trust			Structured Agency Credit Risk Debt
Series 2013-4, Class B1, CMO,			Notes
ARM			Series 2018-HRP2, Class M2,
3.489%, 4/25/43	84,628	85	CMO, ARM
Sequoia Mortgage Trust			1M USD LIBOR + 1.25%, 3.736%,
Series 2017-CH2, Class A19,			2/25/47 (7)	65,000	65
CMO, ARM			Structured Agency Credit Risk Debt
4.00%, 12/25/47 (7)	70,046	71	Notes
SLIDE			Series 2018-SPI1, Class M2, CMO,
Series 2018-FUN, Class E, ARM			ARM
1M USD LIBOR + 2.30%, 4.784%,			3.744%, 2/25/48 (7)	20,000	18
6/15/31 (7)	54,262	54	Structured Agency Credit Risk Debt
Starwood Mortgage Residential			Notes
Trust			Series 2018-SPI2, Class M2, CMO,
Series 2019-IMC1, Class A1, CMO,			ARM
ARM			3.819%, 5/25/48 (7)	10,000	9
3.468%, 4/25/49 (7)	100,000	100	Structured Agency Credit Risk Debt
Structured Agency Credit Risk Debt			Notes
Notes			Series 2018-SPI3, Class M2, CMO,
Series 2016-DNA1, Class M2,			ARM
CMO, ARM			4.167%, 8/25/48 (7)	65,000	62
1M USD LIBOR + 2.90%, 5.386%,			Structured Agency Credit Risk Debt
7/25/28	161,856	165	Notes
Structured Agency Credit Risk Debt			Series 2018-SPI4, Class M2, CMO,
Notes			ARM
Series 2018-DNA1, Class M1,			4.46%, 11/25/48 (7)	95,000	91
CMO, ARM			Structured Agency Credit Risk Debt
1M USD LIBOR + 0.45%, 2.936%,			Notes
7/25/30	22,731	23	Series 2019-HQA1, Class M1,
Structured Agency Credit Risk Debt			CMO, ARM
Notes			1M USD LIBOR + 0.90%, 3.386%,
Series 2018-DNA2, Class M1,			2/25/49 (7)	40,000	40
CMO, ARM			Towd Point Mortgage Trust
1M USD LIBOR + 0.80%, 3.286%,			Series 2015-3, Class A1B, CMO,
12/25/30 (7)	120,000	120	ARM
Structured Agency Credit Risk Debt			3.00%, 3/25/54 (7)	29,369	29
Notes			Towd Point Mortgage Trust
Series 2018-DNA2, Class M2,			Series 2015-5, Class A1B, CMO,
CMO, ARM			ARM
1M USD LIBOR + 2.15%, 4.636%,			2.75%, 5/25/55 (7)	40,522	40
12/25/30 (7)	45,000	45	Towd Point Mortgage Trust
Structured Agency Credit Risk Debt			Series 2016-1, Class A1B, CMO,
Notes			ARM
Series 2018-DNA3, Class M1,			2.75%, 2/25/55 (7)	35,915	36
CMO, ARM			Towd Point Mortgage Trust
1M USD LIBOR + 0.75%, 3.236%,			Series 2017-1, Class A1, CMO,
9/25/48 (7)	20,000	20	ARM
Structured Agency Credit Risk Debt			2.75%, 10/25/56 (7)	62,157	61
Notes			Towd Point Mortgage Trust
Series 2018-HRP2, Class M1,			Series 2017-1, Class M1, CMO,
CMO, ARM			ARM
1M USD LIBOR + 0.85%, 3.336%,			3.75%, 10/25/56 (7)	100,000	100
2/25/47 (7)	40,000	40

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Towd Point Mortgage Trust			U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
Series 2017-3, Class A1, CMO,			SECURITIES 6.3%
ARM
2.75%, 7/25/57 (7)	71,160	70	U.S. Government Agency Obligations 5.0% (11)
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO,			Federal Home Loan Mortgage
ARM			2.50%, 4/1/30	39,785	40
3.25%, 3/25/58 (7)	132,434	132	3.00%, 12/1/42 - 4/1/43	143,371	144
Towd Point Mortgage Trust			3.50%, 8/1/42 - 3/1/46	392,170	400
Series 2018-3, Class A1, CMO,			4.00%, 8/1/40 - 8/1/45	143,380	148
ARM			4.50%, 5/1/19 - 5/1/42	134,164	141
3.75%, 5/25/58 (7)	89,031	90	5.00%, 1/1/24 - 8/1/40	44,996	48
Towd Point Mortgage Trust			6.00%, 8/1/21 - 8/1/38	14,721	16
Series 2018-SJ1, Class A1, 4.00%,			6.50%, 3/1/32 - 4/1/32	2,924	3
10/25/58 (7)	98,161	98
Verus Securitization Trust			7.00%, 6/1/32	699	—
Series 2018-INV2, Class A1FX,			Federal Home Loan Mortgage, ARM
CMO, ARM			12M USD LIBOR + 1.785%,
4.148%, 10/25/58 (7)	97,929	99	4.535%, 9/1/32	113	—
Verus Securitization Trust			12M USD LIBOR + 1.815%,
Series 2019-1, Class A1, CMO,			4.763%, 1/1/37	2,788	3
ARM			12M USD LIBOR + 1.744%,
3.836%, 2/25/59 (7)	108,769	110	4.868%, 2/1/37	6,374	7
Verus Securitization Trust			Federal National Mortgage Assn.
Series 2019-INV1, Class A1, CMO,			2.50%, 1/1/32 - 6/1/45	263,341	259
ARM			3.00%, 6/1/27 - 1/1/47	1,356,737	1,356
3.402%, 12/25/59 (7)	100,000	100	3.50%, 11/1/32 - 3/1/48	1,654,128	1,690
Wells Fargo Commercial Mortgage			4.00%, 11/1/40 - 3/1/49	1,107,971	1,145
Trust			4.50%, 12/1/20 - 12/1/48	363,492	386
Series 2015-LC20, Class C, ARM			5.00%, 5/1/19 - 8/1/48	152,002	164
4.056%, 4/15/50	35,000	35	5.50%, 7/1/19 - 9/1/41	131,797	145
Wells Fargo Commercial Mortgage
Trust			6.00%, 8/1/21 - 1/1/41	88,927	99
Series 2015-NXS2, Class C, ARM			6.50%, 7/1/32 - 5/1/40	50,223	58
4.247%, 7/15/58	10,000	10	7.00%, 4/1/32	488	1
Wells Fargo Commercial Mortgage			Federal National Mortgage Assn.
Trust			ARM, 12M USD LIBOR + 1.867%,
Series 2017-C38, Class B, ARM			4.617%, 8/1/36	3,213	3
3.917%, 7/15/50	100,000	101	Federal National Mortgage Assn.
Wells Fargo Commercial Mortgage			CMO, 4.00%, 6/25/44	71,743	74
Trust			Federal National Mortgage Assn.
Series 2017-C39, Class B, 4.025%,			CMO, IO, 6.50%, 2/25/32	903	—
9/15/50	125,000	128	Federal National Mortgage Assn., TBA
WFRBS Commercial Mortgage Trust			3.00%, 4/1/34 - 5/1/49(12)	855,000	852
Series 2014-C19, Class A5,			3.50%, 4/1/49(12)	775,000	786
4.101%, 3/15/47	40,000	42	4.00%, 4/1/49(12)	780,000	802

Total Non-U.S. Government Mortgage-Backed					8,770
Securities
(Cost $6,480)		6,498	U.S. Government Obligations 1.3%
			Government National Mortgage Assn.
			3.00%, 7/15/43 - 9/20/46	443,140	447

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value		Shares/Par	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

3.50%, 7/20/42 - 2/20/49	360,822	370	U.S. Treasury Notes,
4.00%, 7/20/42 - 10/20/48	408,880	423	1.75%, 6/30/22	125,000	123
4.50%, 10/20/39 - 12/20/48	327,698	342	U.S. Treasury Notes,
5.00%, 3/20/34 - 5/20/48	376,657	399	2.375%, 1/31/23	270,000	272
5.50%, 10/20/32 - 3/20/49	193,345	205	U.S. Treasury Notes,
6.00%, 4/15/36 - 12/20/38	18,380	20	2.50%, 1/15/22	1,235,000	1,244
6.50%, 3/15/26 - 12/20/33	4,795	5	U.S. Treasury Notes,
			2.875%, 10/31/23	2,290,000	2,354
7.00%, 9/20/27	3,690	4	U.S. Treasury Notes,
8.00%, 4/15/26	801	1	2.875%, 11/30/23	1,360,000	1,399
Government National Mortgage
Assn., CMO,					8,051
3.00%, 11/20/47-12/20/47	69,984	70	Total U.S. Government Agency Obligations
Government National Mortgage Assn., CMO, ARM			(Excluding Mortgage-Backed)
1M USD LIBOR + 0.30%,			(Cost $7,711)		8,051
2.788%, 9/20/48	34,497	34
1M USD LIBOR + 0.45%,			FOREIGN GOVERNMENT OBLIGATIONS &
2.938%, 2/20/49	69,795	70
Government National Mortgage			MUNICIPALITIES 2.4%
Assn., CMO, IO,			Australia Government Bond,
4.50%, 2/20/39-12/20/39	12,165	1	3.25%, 4/21/29 (AUD)	825,000	665
		2,391	Canadian When Issued Government
			Bond,
Total U.S. Government & Agency Mortgage-			2.00%, 6/1/28 (CAD)	1,140,000	881
Backed Securities			CNAC HK Finbridge,
(Cost $11,177)		11,161	4.625%, 3/14/23	200,000	208
			Codelco,
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING			3.625%, 8/1/27 (7)	200,000	201
MORTGAGE-BACKED) 4.5%			Kingdom of Sweden,
			3.50%, 3/30/39 (SEK)	840,000	135
U.S. Treasury Obligations 4.5%			Perusahaan Gas Negara Persero,
U.S. Treasury Bonds,			5.125%, 5/16/24 (7)	200,000	211
2.875%, 11/15/46	160,000	162	Petroleos Mexicanos,
U.S. Treasury Bonds,			4.875%, 1/24/22	100,000	101
3.00%, 8/15/48	190,000	197	Petroleos Mexicanos,
U.S. Treasury Bonds,			5.375%, 3/13/22	35,000	36
3.00%, 2/15/49	220,000	228	Petroleos Mexicanos,
U.S. Treasury Bonds,			5.50%, 1/21/21	130,000	132
3.125%, 2/15/43 (13)	365,000	388	Petroleos Mexicanos,
U.S. Treasury Bonds,			6.375%, 2/4/21	95,000	99
3.875%, 8/15/40	185,000	221	Republic of Colombia,
U.S. Treasury Bonds,			2.625%, 3/15/23	200,000	196
4.25%, 11/15/40	180,000	226	Republic of Colombia,
U.S. Treasury Bonds,			4.00%, 2/26/24	320,000	330
4.625%, 2/15/40	305,000	401	Republic of Indonesia,
U.S. Treasury Inflation-Indexed			3.70%, 1/8/22 (7)	260,000	263
Bonds,			State Grid Overseas Investment,
1.00%, 2/15/48	780,866	798	2.75%, 5/4/22 (7)	200,000	198
U.S. Treasury Notes,			State of Israel,
1.625%, 5/15/26	40,000	38	5.50%, 1/31/42 (ILS)	560,000	225

T.	ROWE PRICE MODERATE ALLOCATION PORTFOLIO

	Shares/Par	$ Value			Shares/Par	$ Value
(Cost and value in $000s)				(Cost and value in $000s)

Sweden Government Bond,				Total Municipal Securities
0.75%, 11/12/29 (SEK)(7)	340,000	38		(Cost $214)		243
Sweden Government Bond,
2.25%, 6/1/32 (SEK)	340,000	45
Syngenta Finance,				BOND MUTUAL FUNDS 12.4%

3.933%, 4/23/21 (7)	205,000	206		T. Rowe Price Inflation Protected
Total Foreign Government Obligations &				Bond Fund - I Class, 2.77%
Municipalities			(14)	(15)	16,189	190
(Cost $4,120)		4,170		T. Rowe Price Institutional
				Emerging Markets Bond Fund,
MUNICIPAL SECURITIES 0.1%				5.46% (14)(15)	972,015	8,282
				T. Rowe Price Institutional
District of Columbia 0.0%				Floating Rate Fund, 5.31%
District of Columbia Build America,			(14)	(15)	90,800	890
Series E,				T. Rowe Price Institutional High
5.591%, 12/1/34	10,000	12		Yield Fund, 5.88% (14)(15)	795,304	6,855

		12		T. Rowe Price International
				Bond Fund - I Class, 2.15%
Florida 0.0%			(14)	(15)	655,848	5,745
State Board of Administration Fin.,				Total Bond Mutual Funds
Hurricane Catastrophe Fund,				(Cost $22,272)		21,962
Series A,

2.995%, 7/1/20	45,000	45		EQUITY MUTUAL FUNDS 6.0%
		45
				T. Rowe Price Institutional
Illinois 0.1%				Emerging Markets Equity
Metropolitan Water Reclamation			Fund	(14)	206,371	8,019
Dist. of Greater Chicago Build				T. Rowe Price Real Assets Fund
America,				- I Class (14)	221,052	2,516
5.72%, 12/1/38	60,000	76
				Total Equity Mutual Funds
		76		(Cost $7,596)		10,535
South Carolina 0.0%
South Carolina Public Service Auth.,			SHORT	-TERM INVESTMENTS 2.9%
Taxable Obligation, Series E,
4.322%, 12/1/27	35,000	36		Money Market Funds 2.9%
		36		T. Rowe Price Treasury Reserve
				Fund, 2.49% (14)(16)	5,208,011	5,208
Virginia 0.0%
Virginia Commonwealth				Total Short-Term Investments
Transportation Board Build				(Cost $5,208)		5,208
America, Series B,
5.35%, 5/15/35	10,000	12
Virginia Public Building Auth. Build
America, Series B-2,
5.90%, 8/1/30	50,000	62

		74

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Shares/Par $ Value Shares/Par $ Value
(Cost and value in $000s) (Cost and value in $000s)

SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 0.0%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.5% Short-Term Funds 0.0%
T. Rowe Price Short-Term Fund,
Short-Term Funds 0.5%
2.60% (14)(16) 1,844 18
T. Rowe Price Short-Term Fund,
2.60% (14)(16) 80,859 809 Total Investments in a Pooled Account through
Securities Lending Program with State Street
Total Investments in a Pooled Account through Bank and Trust Company 18
Securities Lending Program with JPMorgan
Chase Bank 809 Total Securities Lending Collateral
(Cost $827) 827

Total Investments in Securities 101.6%

(Cost $142,645) $ 179,899
Other Assets Less Liabilities (1.6)% (2,909)
Net Assets 100.0% $ 176,990

‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2019.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $336 and represents 0.2% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $10,378 and represents 5.9% of net assets.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Issuer is currently in a Chapter 11 bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.
(12) To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $2,440 and represents
1.4% of net assets.
(13) At March 31, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Affiliated Companies
(15) SEC 30-day yield
(16) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)

T.	ROWE PRICE MODERATE ALLOCATION PORTFOLIO

ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
ILS Israeli Shekel
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depositary Receipts
SEK Swedish Krona
SGD Singapore Dollar
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

	T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%

OTC Options Written (0.0)%
			Notional
Counterparty	Description	Contracts	Amount	Value
	Credit Default Swap, Protection Sold (Relevant Credit: Markit
	CDX.HY-S32, 5 Year Index, 6/20/24), Receive 5.00%
Citibank	Quarterly, Pay upon credit default, 4/17/19 @ 1.063%*	1	380	$(2)
	Credit Default Swap, Protection Sold (Relevant Credit: Markit
	CDX.HY-S32, 5 Year Index, 6/20/24), Receive 5.00%
Goldman Sachs	Quarterly, Pay upon credit default, 4/17/19 @ 1.063%*	1	285	(2)
	Credit Default Swap, Protection Sold (Relevant Credit: Markit
	CDX.HY-S32, 5 Year Index, 6/20/24), Receive 5.00%
JPMorgan Chase	Quarterly, Pay upon credit default, 4/17/19 @ 1.06%*	1	285	(2)
Total OTC Options Written (Premiums $(3))				(6)
Total Options Written (Premiums $(3))				$(6)

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

(Amounts in 000s, except market price)
SWAPS 0.0%

					Upfront
	Notional				Payments/	Unrealized
Description	Amount		Value		(Receipts)	Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, N.A., Protection Sold (Relevant Credit: Boeing, 8.75%,
8/15/21 , $113.58*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24	15	$	—$		—	$—
Bank of America, N.A., Protection Sold (Relevant Credit: Republic of
South Africa, 5.50%, 3/9/20, $101.73*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24	57		(3)		(3)	—
BNP Paribas, Protection Sold (Relevant Credit: Republic of Colombia,
10.38%, 1/28/33, $154.50*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24	95		(1)		(1)	—
Citibank, Protection Sold (Relevant Credit: Republic of Colombia, 10.38%,
1/28/33 , $154.50*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24	310		(1)		(2)	1
Goldman Sachs, Protection Sold (Relevant Credit: Republic of South
Africa, 5.50%, 3/9/20, $101.73*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/24	437		(20)		(19)	(1)
JPMorgan Chase, Protection Sold (Relevant Credit: CVS Health, 2.13%,
6/1/21 , $98.27*), Receive 1.00% Quarterly, Pay upon credit default,
6/20/24	25		—		—	—
JPMorgan Chase, Protection Sold (Relevant Credit: Republic of Indonesia,
5.88%, 3/13/20, $103.03*), Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24	258		—		—	—
Morgan Stanley, Protection Sold (Relevant Credit: Government of
Malaysia, 3.04%, 4/22/25, $100.29*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24	120		2		2	—
Morgan Stanley, Protection Sold (Relevant Credit: Republic of Indonesia,
5.88%, 3/13/20, $103.03*), Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24	130		—		—	—
Total Bilateral Swaps					$(23)	$—

	Notional					Unrealized
Description	Amount		Value		Initial Value	Gain (Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Markit CDX.HY-S32, 5 Year Index),
Pay 5.00% Quarterly, Receive upon credit default, 6/20/24	450		$(30	) $	(25)$	(5)
Total Centrally Cleared Swaps						(5)

Net payments (receipts) of variation margin to date						4

Variation margin receivable (payable) on centrally cleared swaps						$(1)

* Market price at March 31, 2019.

T.	ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Forward Currency Exchange Contracts
(Amounts in 000s)
							Unrealized
Counterparty	Settlement	Receive		Deliver			Gain (Loss)
Bank of America N.A.	5/17/19	USD	18		SEK	165$	—
Bank of America N.A.	5/24/19	USD	439		AUD	617	—
Bank of America N.A.	6/21/19	USD	329		CAD	441	(1)
Canadian Imperial Bank of Commerce	5/17/19	USD	103		SEK	948	1
Citibank	4/16/19	USD	10	ILS		36	—
Citibank	5/15/19	USD	18	ILS		65	—
Citibank	5/15/19	USD	14	ILS		50	—
Citibank	5/24/19	USD	331		AUD	470	(3)
Citibank	6/21/19	USD	260		CAD	346	—
Citibank	6/28/19	USD	109		NZD	160	—
Goldman Sachs	5/15/19	USD	14	ILS		50	—
Goldman Sachs	5/17/19	USD	211		SEK	1,942	2
Goldman Sachs	6/21/19	USD	358		CAD	479	(1)
JPMorgan Chase	4/16/19	USD	6	ILS		21	—
JPMorgan Chase	6/21/19	USD	124		AUD	175	—
JPMorgan Chase	7/12/19	USD	111		KRW	126,000	—
State Street	4/16/19	USD	72	ILS		259	—
State Street	5/15/19	USD	82	ILS		294	—
UBS Investment Bank	4/16/19	USD	8	ILS		28	—
UBS Investment Bank	6/21/19	USD	177		CAD	236	1
Net unrealized gain (loss) on open forward
currency exchange contracts							$(1)

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Futures Contracts
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 46 U.S. Treasury Notes five year contracts	6/19	5,328$	44
Long, 106 U.S. Treasury Notes two year contracts	6/19	22,588	65
Long, 6 Ultra U.S. Treasury Bonds contracts	6/19	1,008	39
Short, 41 Ultra U.S. Treasury Notes ten year contracts	6/19	(5,444)	(91)

Net payments (receipts) of variation margin to date			(80)
Variation margin receivable (payable) on open futures contracts			$(23)

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
T. Rowe Price Inflation Protected Bond Fund - I Class		$(3)		$9	$1
T. Rowe Price Institutional Emerging Markets Bond Fund		(65)		551	108
T. Rowe Price Institutional Emerging Markets Equity Fund		—		972	—
T. Rowe Price Institutional Floating Rate Fund		(12)		42	13
T. Rowe Price Institutional High Yield Fund		(25)		362	105
T. Rowe Price International Bond Fund - I Class		(77)		163	36
T. Rowe Price Real Assets Fund - I Class		—		288	—
T. Rowe Price Short-Term Fund		—		—	—++
T. Rowe Price Treasury Reserve Fund		—		—	28
Totals		$(182)#		$2,387	$291+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/18	Cost		Cost	3/31/19
T. Rowe Price Inflation Protected Bond Fund - I Class	$258$		1$	78$	190
T. Rowe Price Institutional Emerging Markets Bond Fund	8,385		111	765	8,282
T. Rowe Price Institutional Emerging Markets Equity Fund	6,747		300	—	8,019
T. Rowe Price Institutional Floating Rate Fund	1,308		13	473	890
T. Rowe Price Institutional High Yield Fund	6,666		103	276	6,855
T. Rowe Price International Bond Fund - I Class	6,124		35	577	5,745
T. Rowe Price Real Assets Fund - I Class	2,228		—	—	2,516
T. Rowe Price Short-Term Fund	199		¤	¤	827
T. Rowe Price Treasury Reserve Fund	5,118		¤	¤	5,208
					$38,532^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $291 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $35,903.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

The Moderate Allocation Portfolio (the fund), formerly the Personal Strategy Balanced Portfolio, is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	45,240$	— $	45,240
Bond Mutual Funds		21,962	—	—	21,962
Common Stocks		71,682	23,755	142	95,579
Convertible Bonds		—	46	1	47
Convertible Preferred Stocks		—	362	139	501
Equity Mutual Funds		10,535	—	—	10,535
Securities Lending Collateral		827	—	—	827
Short-Term Investments		5,208	—	—	5,208
Total Securities		110,214	69,403	282	179,899
Swaps		—	2	—	2
Forward Currency Exchange Contracts		—	4	—	4
Total		$110,214$	69,409$	282$	179,905
Liabilities
Options Written	$	— $	6$	— $	6
Swaps		—	26	—	26
Forward Currency Exchange Contracts		—	5	—	5
Futures Contracts		23	—	—	23
Total		$23$	37$	— $	60

1Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities, U.S. Government Agency Obligations (Excluding
Mortgage-Backed), Foreign Government Obligations & Municipalities, Municipal Securities.

T. ROWE PRICE MODERATE ALLOCATION PORTFOLIO

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $2,000 for the period ended March 31, 2019.

($000 s)		Gain
	Beginning	(Loss)		Ending
	Balance	During	Total	Balance
	1/1/19	Period Purchases		3/31/19
Investment in Securities
Common Stocks	$142	$–	$–	$142
Convertible Preferred Stocks	131	2	6	139
Corporate Bonds	1	–	–	1

Total	$274	$2	$6	$282